UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)
J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
(NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund,
NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund only)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.
NYLI MacKay Arizona Muni Fund
(formerly known as MainStay MacKay Arizona Muni Fund)
Class A/AZTAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period July 22, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$22^	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend, was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to 4% coupons bonds, driven by security selection	Contributed
Sector	Underweight allocation to state general obligation holdings, primarily due to security selection	Contributed
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Credit quality	Underweight exposure to A-rated credits, primarily due yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(2.56)%
Class A Shares - Excluding sales charges		0.45%)
Bloomberg Municipal Bond Index[2]		0.46)%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.60)%%
Morningstar Muni Single State Intermediate Category Average[4]		0.20)%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$156,184,420%
Total number of portfolio holdings	$90%
Total advisory fees paid	$347,145%
Portfolio turnover rate	$39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments
Top Industries
Other Revenue	33.1%
General Obligation	29.3%
Education	12.8%
Utilities	6.6%
Transportation	5.8%
Hospital	4.8%
Water & Sewer	1.4%
General	1.2%
Housing	0.5%
Short-Term Investment	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Arizona Muni Fund
(formerly known as MainStay MacKay Arizona Muni Fund)
Class C/AZTCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$87^	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend, was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to 4% coupons bonds, driven by security selection	Contributed
Sector	Underweight allocation to state general obligation holdings, primarily due to security selection	Contributed
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Credit quality	Underweight exposure to A-rated credits, primarily due yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/1996	(0.20)%	5.52%	(0.45)%	0.77%
Class C Shares - Excluding sales charges		0.80%)	6.52%	(0.45)%	0.77%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$156,184,420%
Total number of portfolio holdings	$90%
Total advisory fees paid	$347,145%
Portfolio turnover rate	$39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments
Top Industries
Other Revenue	33.1%
General Obligation	29.3%
Education	12.8%
Utilities	6.6%
Transportation	5.8%
Hospital	4.8%
Water & Sewer	1.4%
General	1.2%
Housing	0.5%
Short-Term Investment	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Arizona Muni Fund
(formerly known as MainStay MacKay Arizona Muni Fund)
Class I/AZTYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$39^	0.67%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend, was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to 4% coupons bonds, driven by security selection	Contributed
Sector	Underweight allocation to state general obligation holdings, primarily due to security selection	Contributed
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Credit quality	Underweight exposure to A-rated credits, primarily due yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/1996	1.25%	7.43%	0.51%	1.77%
Bloomberg Municipal Bond Index[2]		1.20%%	9.70%%	1.05%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96%%	7.53%%	1.14%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86%%	11.82%%	0.58%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$156,184,420%
Total number of portfolio holdings	$90%
Total advisory fees paid	$347,145%
Portfolio turnover rate	$39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments
Top Industries
Other Revenue	33.1%
General Obligation	29.3%
Education	12.8%
Utilities	6.6%
Transportation	5.8%
Hospital	4.8%
Water & Sewer	1.4%
General	1.2%
Housing	0.5%
Short-Term Investment	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Arizona Muni Fund
(formerly known as MainStay MacKay Arizona Muni Fund)
Class Z/AZTFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$49^	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend, was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to 4% coupons bonds, driven by security selection	Contributed
Sector	Underweight allocation to state general obligation holdings, primarily due to security selection	Contributed
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Credit quality	Underweight exposure to A-rated credits, primarily due yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	3/13/1986	(1.88)%	4.05%	(0.23)%	1.31%
Class Z Shares - Excluding sales charges		1.15%)	7.26%	0.38%)	1.62%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$156,184,420%
Total number of portfolio holdings	$90%
Total advisory fees paid	$347,145%
Portfolio turnover rate	$39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments
Top Industries
Other Revenue	33.1%
General Obligation	29.3%
Education	12.8%
Utilities	6.6%
Transportation	5.8%
Hospital	4.8%
Water & Sewer	1.4%
General	1.2%
Housing	0.5%
Short-Term Investment	2.9%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Colorado Muni Fund
(formerly known as MainStay MacKay Colorado Muni Fund)
Class A/COTAX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period July 22, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$22^	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to zero coupon bonds driven by security selection	Contributed
Maturity	Overweight exposure to bonds maturing inside of 3 years, as the short end of the curve outperformed the long end	Contributed
Sector	Underweight allocation to water & sewer bonds, driven by security selection	Detracted
Credit rating	Overweight allocation to AA-rated credits, primarily due yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(2.63)%
Class A Shares - Excluding sales charges		0.39%)
Bloomberg Municipal Bond Index[2]		0.46)%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.60)%%
Morningstar Muni Single State Intermediate Category Average[4]		0.20)%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,523,100%
Total number of portfolio holdings	$85%
Total advisory fees paid	$316,009%
Portfolio turnover rate	$33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments
Top Industries
General Obligation	30.1%
Other Revenue	26.0%
Certificate of Participation/Lease	12.8%
Hospital	7.3%
Transportation	6.2%
Water & Sewer	6.1%
Education	5.2%
Short-Term Investment	3.0%
Other Assets, Less Liabilities	3.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Colorado Muni Fund
(formerly known as MainStay MacKay Colorado Muni Fund)
Class C/COTCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$90^	1.54%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to zero coupon bonds driven by security selection	Contributed
Maturity	Overweight exposure to bonds maturing inside of 3 years, as the short end of the curve outperformed the long end	Contributed
Sector	Underweight allocation to water & sewer bonds, driven by security selection	Detracted
Credit rating	Overweight allocation to AA-rated credits, primarily due yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/30/1996	(0.63)%	3.97%	(0.65)%	0.35%
Class C Shares - Excluding sales charges		0.36%)	4.97%	(0.65)%	0.35%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,523,100%
Total number of portfolio holdings	$85%
Total advisory fees paid	$316,009%
Portfolio turnover rate	$33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments
Top Industries
General Obligation	30.1%
Other Revenue	26.0%
Certificate of Participation/Lease	12.8%
Hospital	7.3%
Transportation	6.2%
Water & Sewer	6.1%
Education	5.2%
Short-Term Investment	3.0%
Other Assets, Less Liabilities	3.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Colorado Muni Fund
(formerly known as MainStay MacKay Colorado Muni Fund)
Class I/COTYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43^	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to zero coupon bonds driven by security selection	Contributed
Maturity	Overweight exposure to bonds maturing inside of 3 years, as the short end of the curve outperformed the long end	Contributed
Sector	Underweight allocation to water & sewer bonds, driven by security selection	Detracted
Credit rating	Overweight allocation to AA-rated credits, primarily due yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/30/1996	0.82%	5.98%	0.33%	1.36%
Bloomberg Municipal Bond Index[2]		1.20%%	9.70%%	1.05%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96%%	7.53%%	1.14%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86%%	11.82%%	0.58%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,523,100%
Total number of portfolio holdings	$85%
Total advisory fees paid	$316,009%
Portfolio turnover rate	$33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments
Top Industries
General Obligation	30.1%
Other Revenue	26.0%
Certificate of Participation/Lease	12.8%
Hospital	7.3%
Transportation	6.2%
Water & Sewer	6.1%
Education	5.2%
Short-Term Investment	3.0%
Other Assets, Less Liabilities	3.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Colorado Muni Fund
(formerly known as MainStay MacKay Colorado Muni Fund)
Class Z/COTFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$51^	0.87%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to zero coupon bonds driven by security selection	Contributed
Maturity	Overweight exposure to bonds maturing inside of 3 years, as the short end of the curve outperformed the long end	Contributed
Sector	Underweight allocation to water & sewer bonds, driven by security selection	Detracted
Credit rating	Overweight allocation to AA-rated credits, primarily due yield curve positioning	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	5/21/1987	(2.28)%	2.71%	(0.33)%	0.99%
Class Z Shares - Excluding sales charges		0.74%)	5.88%	0.28%)	1.30%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$118,523,100%
Total number of portfolio holdings	$85%
Total advisory fees paid	$316,009%
Portfolio turnover rate	$33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments
Top Industries
General Obligation	30.1%
Other Revenue	26.0%
Certificate of Participation/Lease	12.8%
Hospital	7.3%
Transportation	6.2%
Water & Sewer	6.1%
Education	5.2%
Short-Term Investment	3.0%
Other Assets, Less Liabilities	3.3%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Oregon Muni Fund
(formerly known as MainStay MacKay Oregon Muni Fund)
Class A/ORTBX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period July 22, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$22^	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond 1-15 Yr Blend was primarily affected by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Underweight exposure to 3% coupon bonds, driven by the shorter duration nature of the exposure	Contributed
Sector	Overweight allocation to hospitals, driven by security selection	Contributed
Credit quality	Underweight exposure to credits rated A and BBB, driven by security selection	Detracted
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(2.85)%
Class A Shares - Excluding sales charges		0.15%)
Bloomberg Municipal Bond Index[2]		0.46)%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.60)%%
Morningstar Muni Single State Intermediate Category Average[4]		0.20)%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$329,401,885%
Total number of portfolio holdings	$171%
Total advisory fees paid	$840,159%
Portfolio turnover rate	$23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	57.4%
Water & Sewer	11.2%
Transportation	11.1%
Other Revenue	10.6%
Hospital	3.7%
General	1.2%
Utilities	0.6%
Education	0.4%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Oregon Muni Fund
(formerly known as MainStay MacKay Oregon Muni Fund)
Class C/ORTCX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$83^	1.42%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond 1-15 Yr Blend was primarily affected by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Underweight exposure to 3% coupon bonds, driven by the shorter duration nature of the exposure	Contributed
Sector	Overweight allocation to hospitals, driven by security selection	Contributed
Credit quality	Underweight exposure to credits rated A and BBB, driven by security selection	Detracted
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/5/1996	(0.79)%	3.58%	(0.67)%	0.35%
Class C Shares - Excluding sales charges		0.20%)	4.58%	(0.67)%	0.35%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$329,401,885%
Total number of portfolio holdings	$171%
Total advisory fees paid	$840,159%
Portfolio turnover rate	$23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	57.4%
Water & Sewer	11.2%
Transportation	11.1%
Other Revenue	10.6%
Hospital	3.7%
General	1.2%
Utilities	0.6%
Education	0.4%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Oregon Muni Fund
(formerly known as MainStay MacKay Oregon Muni Fund)
Class I/ORTYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$36^	0.62%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond 1-15 Yr Blend was primarily affected by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Underweight exposure to 3% coupon bonds, driven by the shorter duration nature of the exposure	Contributed
Sector	Overweight allocation to hospitals, driven by security selection	Contributed
Credit quality	Underweight exposure to credits rated A and BBB, driven by security selection	Detracted
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/5/1996	0.67%	5.40%	0.30%	1.35%
Bloomberg Municipal Bond Index[2]		1.20%%	9.70%%	1.05%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96%%	7.53%%	1.14%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86%%	11.82%%	0.58%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$329,401,885%
Total number of portfolio holdings	$171%
Total advisory fees paid	$840,159%
Portfolio turnover rate	$23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	57.4%
Water & Sewer	11.2%
Transportation	11.1%
Other Revenue	10.6%
Hospital	3.7%
General	1.2%
Utilities	0.6%
Education	0.4%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Oregon Muni Fund
(formerly known as MainStay MacKay Oregon Muni Fund)
Class Z/ORTFX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$45^	0.77%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond 1-15 Yr Blend was primarily affected by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Underweight exposure to 3% coupon bonds, driven by the shorter duration nature of the exposure	Contributed
Sector	Overweight allocation to hospitals, driven by security selection	Contributed
Credit quality	Underweight exposure to credits rated A and BBB, driven by security selection	Detracted
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	6/1/1986	(2.44)%	2.18%	(0.45)%	0.89%
Class Z Shares - Excluding sales charges		0.58%)	5.34%	0.15%)	1.20%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$329,401,885%
Total number of portfolio holdings	$171%
Total advisory fees paid	$840,159%
Portfolio turnover rate	$23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	57.4%
Water & Sewer	11.2%
Transportation	11.1%
Other Revenue	10.6%
Hospital	3.7%
General	1.2%
Utilities	0.6%
Education	0.4%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.5%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Utah Muni Fund
(formerly known as MainStay MacKay Utah Muni Fund)
Class A/UTAVX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period July 22, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$22^	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 3% coupon bonds, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, primarily due yield curve positioning	Contributed
Geographic	Overweight allocation to the state of Florida, driven by the shorter duration nature of the exposure	Contributed
Sector	Underweight allocation to the IDR/PCR sector, driven by curve positioning.	Detracted
Maturity	Underweight exposure to bonds maturing beyond 3 to 6 years, as the short end of the curve outperformed the long end	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(2.51)%
Class A Shares - Excluding sales charges		0.51%)
Bloomberg Municipal Bond Index[2]		0.46)%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.60)%%
Morningstar Muni Single State Intermediate Category Average[4]		0.20)%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$236,514,374%
Total number of portfolio holdings	$190%
Total advisory fees paid	$666,391%
Portfolio turnover rate	$34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	22.5%
Transportation	9.3%
General Obligation	7.7%
Water & Sewer	5.6%
General	4.7%
Utilities	2.4%
Housing	2.3%
Hospital	0.6%
Short-Term Investment	4.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Utah Muni Fund
(formerly known as MainStay MacKay Utah Muni Fund)
Class C/UTACX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$87^	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 3% coupon bonds, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, primarily due yield curve positioning	Contributed
Geographic	Overweight allocation to the state of Florida, driven by the shorter duration nature of the exposure	Contributed
Sector	Underweight allocation to the IDR/PCR sector, driven by curve positioning.	Detracted
Maturity	Underweight exposure to bonds maturing beyond 3 to 6 years, as the short end of the curve outperformed the long end	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/21/1996	(0.50)%	5.74%	(0.45)%	0.81%
Class C Shares - Excluding sales charges		0.49%)	6.74%	(0.45)%	0.81%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$236,514,374%
Total number of portfolio holdings	$190%
Total advisory fees paid	$666,391%
Portfolio turnover rate	$34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	22.5%
Transportation	9.3%
General Obligation	7.7%
Water & Sewer	5.6%
General	4.7%
Utilities	2.4%
Housing	2.3%
Hospital	0.6%
Short-Term Investment	4.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Utah Muni Fund
(formerly known as MainStay MacKay Utah Muni Fund)
Class I/UTAYX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$41^	0.69%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 3% coupon bonds, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, primarily due yield curve positioning	Contributed
Geographic	Overweight allocation to the state of Florida, driven by the shorter duration nature of the exposure	Contributed
Sector	Underweight allocation to the IDR/PCR sector, driven by curve positioning.	Detracted
Maturity	Underweight exposure to bonds maturing beyond 3 to 6 years, as the short end of the curve outperformed the long end	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/21/1996	1.05%	7.77%	0.51%	1.81%
Bloomberg Municipal Bond Index[2]		1.20%%	9.70%%	1.05%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96%%	7.53%%	1.14%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86%%	11.82%%	0.58%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$236,514,374%
Total number of portfolio holdings	$190%
Total advisory fees paid	$666,391%
Portfolio turnover rate	$34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	22.5%
Transportation	9.3%
General Obligation	7.7%
Water & Sewer	5.6%
General	4.7%
Utilities	2.4%
Housing	2.3%
Hospital	0.6%
Short-Term Investment	4.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
NYLI MacKay Utah Muni Fund
(formerly known as MainStay MacKay Utah Muni Fund)
Class Z/UTAHX
ANNUAL SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$56^	0.94%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 3% coupon bonds, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, primarily due yield curve positioning	Contributed
Geographic	Overweight allocation to the state of Florida, driven by the shorter duration nature of the exposure	Contributed
Sector	Underweight allocation to the IDR/PCR sector, driven by curve positioning.	Detracted
Maturity	Underweight exposure to bonds maturing beyond 3 to 6 years, as the short end of the curve outperformed the long end	Detracted
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	7/24/1992	(2.12)%	4.20%	(0.31)%	1.29%
Class Z Shares - Excluding sales charges		0.91%)	7.42%	0.30%)	1.60%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$236,514,374%
Total number of portfolio holdings	$190%
Total advisory fees paid	$666,391%
Portfolio turnover rate	$34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	22.5%
Transportation	9.3%
General Obligation	7.7%
Water & Sewer	5.6%
General	4.7%
Utilities	2.4%
Housing	2.3%
Hospital	0.6%
Short-Term Investment	4.6%
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

FORM N-CSR

The information presented in this Form N-CSR relates solely to the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund, each a series of the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). During the period covered by this report, no amendments were made to the provisions of the Code. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. A copy of the Code is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its Audit Committee. The Audit Committee financial experts are Alan R. Latshaw, Karen Hammond and Susan B. Kerley. Mr. Latshaw, Ms. Hammond, and Ms. Kerley are “independent” (as defined by Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund, and NYLI MacKay Utah Muni Fund commenced operations on July 22, 2024. Therefore, there is no information to report for the fiscal period ended October 31, 2023.

(a) Audit Fees

The aggregate fees billed for the fiscal period ended October 31, 2024 for professional services rendered by KPMG LLP (“KPMG”) for the audit of the Registrant’s annual financial statements or services that are normally provided by KPMG in connection with statutory and regulatory filings or engagements for that fiscal period were $254,000.

(b)  Audit-Related Fees

The aggregate fees billed for assurance and related services by KPMG that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were: (i) $0 for the fiscal period ended October 31, 2024.

(c) Tax Fees

The aggregate fees billed for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were: (i) $0 during the fiscal period ended October 31, 2024. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d)  All Other Fees

The aggregate fees billed for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were: (i) $0 during the fiscal period ended October 31, 2024.

(e) Pre-Approval Policies and Procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal period. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on KPMG’s engagement to audit the Registrant’s financial statements for the most recent fiscal period was attributable to work performed by persons other than KPMG’s full-time, permanent employees.

(g) All non-audit fees billed by KPMG’s for services rendered to the Registrant for the fiscal period ended October 31, 2024 is disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately: (i) $0 for the fiscal period ended October 31, 2024.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by KPMG for the fiscal period ended October 31, 2024 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of Auditor during the relevant time period.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments.

The Schedule of Investments to be included.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI MacKay Arizona Muni Fund
(formerly known as MainStay MacKay Arizona Muni Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 95.5%
Long-Term Municipal Bonds 95.5%
Education 12.8%
Arizona Board of Regents, Arizona State University, Revenue Bonds
5.00%, due 8/1/49	$ 3,025,000	$ 3,267,399
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,058,216
Series A
5.00%, due 11/1/29	1,000,000	1,076,014
Series A
5.00%, due 11/1/49	1,335,000	1,415,907
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	164,147
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
3.75%, due 12/15/29 (a)	425,000	416,636
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Arizona Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/44	3,240,000	3,240,007
Series A
5.00%, due 7/1/46	500,000	500,384
Maricopa County Industrial Development Authority, Creighton University Project, Revenue Bonds
5.00%, due 7/1/47	2,500,000	2,584,441
Maricopa County Industrial Development Authority, Legacy Traditional School Obligated Group, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/33	700,000	696,485
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	1,025,000	1,109,951
Insured: BAM
5.00%, due 6/1/44	1,030,000	1,110,577
	Principal Amount	Value

Education (continued)
University of Arizona (The), Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	$ 1,000,000	$ 886,489
Series A
5.00%, due 6/1/30	2,500,000	2,525,099
		20,051,752
General 1.2%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	117,000	117,540
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	805,000	811,970
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	1,000,000	1,001,206
		1,930,716
General Obligation 29.3%
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	2,000,000	1,741,425
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/35	2,000,000	1,572,701
2.00%, due 7/15/36	3,235,000	2,485,600
2.00%, due 7/15/39	2,000,000	1,430,499
Series A
3.375%, due 7/15/32	1,875,000	1,875,944
City of Phoenix, Unlimited General Obligation
Series A
5.00%, due 7/1/42	2,500,000	2,776,748
Series A
5.00%, due 7/1/43	1,590,000	1,758,784
City of Scottsdale, Projects of 2019, Unlimited General Obligation
4.00%, due 7/1/40	1,500,000	1,526,933
City of Tempe, Unlimited General Obligation
Series A
5.00%, due 7/1/41	2,770,000	3,061,551

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	$ 1,424,821	$ 919,009
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,705,000	1,610,394
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AGM
5.00%, due 7/15/32	155,000	162,167
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,234
Maricopa County Elementary School District No. 1, Phoenix Elementary, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 7/1/41	1,455,000	1,572,902
Maricopa County Elementary School District No. 59, Unlimited General Obligation
5.00%, due 7/1/26	1,120,000	1,157,267
Maricopa County High School District No. 214, Tolleson Union High School, Unlimited General Obligation
Series A
4.00%, due 7/1/34	2,665,000	2,746,776
Maricopa County School District No. 66, Roosevelt Elementary, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 7/1/40	1,100,000	1,194,800
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	3,000,000	3,175,638
Series C
5.00%, due 7/1/34	1,500,000	1,583,540
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	2,350,000	2,189,715
	Principal Amount	Value

General Obligation (continued)
Maricopa County Unified School District No. 80, Unlimited General Obligation
Series C
5.00%, due 7/1/25	$ 3,000,000	$ 3,037,246
Maricopa County Union High School District No. 216, Unlimited General Obligation
Series A
5.00%, due 7/1/41	3,000,000	3,327,557
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	390,000	385,793
Pima County Unified School District No. 30, Unlimited General Obligation
Insured: BAM
5.00%, due 7/1/41	1,750,000	1,905,699
Pima County Unified School District No. 6, Unlimited General Obligation
Series D, Insured: AGM
4.00%, due 7/1/37	1,000,000	1,007,514
Yuma County Library District, Limited General Obligation
4.00%, due 7/1/29	1,000,000	1,006,839
		45,713,275
Hospital 4.8%
Arizona Industrial Development Authority, Phoenix Children's Hospital Obligated Group, Revenue Bonds
Series A
3.00%, due 2/1/45	1,000,000	804,212
Maricopa County Industrial Development Authority, Banner Health Obligated Group, Revenue Bonds
Series A-1
5.00%, due 1/1/53 (b)	2,000,000	2,046,388
Maricopa County Industrial Development Authority, HonorHealth Obligated Group, Revenue Bonds
Series D
5.00%, due 12/1/45	2,200,000	2,370,173
Yuma Industrial Development Authority, Yuma Regional Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGC
5.25%, due 8/1/43	1,000,000	1,110,184

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Arizona Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Yuma Industrial Development Authority, Yuma Regional Medical Center Obligated Group, Revenue Bonds (continued)
Series A, Insured: AGC
5.25%, due 8/1/44	$ 1,000,000	$ 1,105,544
		7,436,501
Housing 0.5%
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/42	750,000	759,938
Other Revenue 33.1%
Arizona Industrial Development Authority, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	4,682,324	3,585,080
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC, Revenue Bonds, Second Tier (c)
Series B
4.00%, due 1/1/33 (d)	655,000	497,800
Series B
5.00%, due 1/1/28	620,000	471,200
Series B
5.00%, due 1/1/29	555,000	421,800
Series B
5.00%, due 1/1/30	1,205,000	915,800
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (b)	2,000,000	2,060,791
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
Series 2
5.00%, due 9/1/52 (b)(e)	5,805,000	5,946,868
City of Buckeye, Excise Tax, Revenue Bonds
4.00%, due 7/1/36	400,000	403,399
	Principal Amount	Value

Other Revenue (continued)
City of Cottonwood, Pledged, Revenue Bonds
Insured: AGM
5.00%, due 7/1/30	$ 500,000	$ 505,591
City of Flagstaff, Pledged, Revenue Bonds
4.25%, due 7/1/33	1,395,000	1,417,731
City of Mesa, Utility System, Revenue Bonds
4.00%, due 7/1/32	2,150,000	2,167,615
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	3,000,000	3,479,345
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien (e)
Series B
4.00%, due 7/1/38	3,450,000	3,433,077
Series B
5.00%, due 7/1/33	1,300,000	1,364,441
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/26 (e)	3,825,000	3,929,614
Greater Arizona Development Authority, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/28	305,000	305,303
Industrial Development Authority of the County of Pima (The), Revenue Bonds
Series D-1, Insured: GNMA
5.50%, due 7/1/55	2,000,000	2,145,121
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,000,000	2,224,828
Series A, Insured: GNMA
6.50%, due 3/1/55	1,100,000	1,229,414
Maricopa County Pollution Control Corp., Southern California Edison Co., Revenue Bonds
Series A
2.40%, due 6/1/35	3,200,000	2,662,380
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,600,000	1,654,224
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	$ 2,000,000	$ 2,020,840
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,863,000	1,845,698
Series A-1
4.55%, due 7/1/40	547,000	549,697
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,177,986
Scottsdale Municipal Property Corp., City of Scottsdale Excise Tax, Revenue Bonds
Series B
5.00%, due 7/1/28 (e)	1,100,000	1,150,414
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27	2,000,000	2,139,784
		51,705,841
Transportation 5.8%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/34 (e)	100,000	105,117
Series B
5.00%, due 10/1/38	125,000	135,586
Series B
5.00%, due 10/1/43	100,000	105,731
Arizona Department of Transportation State Highway Fund, Revenue Bonds
5.00%, due 7/1/25	3,500,000	3,541,829
5.00%, due 7/1/33	1,905,000	1,957,515
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/28 (e)	3,000,000	3,159,820
		9,005,598
	Principal Amount	Value

Utilities 6.6%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/36	$ 590,000	$ 606,453
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	3,115,014
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series S
4.00%, due 1/1/41	2,000,000	2,020,938
Series S
5.00%, due 12/1/34	1,330,000	1,342,505
Series B
5.25%, due 1/1/53	3,000,000	3,292,478
		10,377,388
Water & Sewer 1.4%
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/45	2,000,000	2,144,620
Total Municipal Bonds (Cost $150,509,252)		149,125,629

	Shares
Short-Term Investment 2.9%
Unaffiliated Investment Company 2.9%
BlackRock Liquidity Funds MuniCash, 3.143% (f)	4,502,506	4,502,956
Total Short-Term Investment (Cost $4,502,956)		4,502,956
Total Investments (Cost $155,012,208)	98.4%	153,628,585
Other Assets, Less Liabilities	1.6	2,555,835
Net Assets	100.0%	$ 156,184,420

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Arizona Muni Fund

(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(c)	Issue in default.
(d)	Issue in non-accrual status.
(e)	Interest on these securities was subject to alternative minimum tax.
(f)	Current yield as of October 31, 2024.
Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(85)	December 2024	$ (10,032,120)	$ (9,668,750)	$ 363,370

1.	As of October 31, 2024, cash in the amount of $221,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
SD CRED PROG—School District Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 149,125,629	$ —	$ 149,125,629
Short-Term Investment
Unaffiliated Investment Company	4,502,956	—	—	4,502,956
Total Investments in Securities	4,502,956	149,125,629	—	153,628,585
Other Financial Instruments
Futures Contracts (b)	363,370	—	—	363,370
Total Investments in Securities and Other Financial Instruments	$ 4,866,326	$ 149,125,629	$ —	$ 153,991,955

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Arizona Muni Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $155,012,208)	$153,628,585
Cash collateral on deposit at broker for futures contracts	221,000
Receivables:
Interest	1,943,370
Investment securities sold	1,118,310
Variation margin on futures contracts	15,937
Fund shares sold	4,237
Other assets	1,159
Total assets	156,932,598
Liabilities
Due to custodian	10
Payables:
Investment securities purchased	366,605
Fund shares redeemed	172,334
Professional fees	90,997
Manager (See Note 3)	32,142
NYLIFE Distributors (See Note 3)	15,811
Custodian	11,714
Shareholder communication	10,310
Transfer agent (See Note 3)	5,633
Trustees	234
Accrued expenses	3,347
Distributions payable	39,041
Total liabilities	748,178
Net assets	$156,184,420
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$16,046
Additional paid-in-capital	166,917,538
166,933,584
Total distributable earnings (loss)	(10,749,164)
Net assets	$156,184,420
Class A
Net assets applicable to outstanding shares	$274,612
Shares of beneficial interest outstanding	28,229
Net asset value per share outstanding	$9.73
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.03
Class C
Net assets applicable to outstanding shares	$1,218,446
Shares of beneficial interest outstanding	125,313
Net asset value and offering price per share outstanding	$9.72
Class I
Net assets applicable to outstanding shares	$36,199,068
Shares of beneficial interest outstanding	3,716,874
Net asset value and offering price per share outstanding	$9.74
Class Z
Net assets applicable to outstanding shares	$118,492,294
Shares of beneficial interest outstanding	12,176,058
Net asset value per share outstanding	$9.73
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.03

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Operations for the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024
Investment Income (Loss)
Income
Interest	$3,359,698	$6,980,373
Expenses
Investment Adviser fee (See Note 3)	405,524	779,408
Distribution and service fee (See Note 3)	115,461	237,361
Transfer and shareholder servicing agent fees (See Note 3)	84,443	75,511
Registration fees and dues	20,108	26,830
Shareholders’ reports	9,990	14,265
Auditing and tax fees	87,235	25,400
Custodian fees	12,653	6,662
Trustees’ fees and expenses	22,756	72,558
Compliance services	4,234	10,376
Legal fees	23,408	105,972
Credit facility fees	3,040	6,261
Insurance	30,223	12,025
Miscellaneous	9,467	35,291
Total expenses before waiver/reimbursement	828,542	1,407,920
Expense waiver of fees and reimbursement of expenses (See Note 3)	(58,379)	—
Net expenses	770,163	1,407,920
Net investment income (loss)	2,589,535	5,572,453
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(2,535,896)	(3,080,117)
Futures transactions	28,216	—
Net realized gain (loss)	(2,507,680)	(3,080,117)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,358,911	834,958
Futures contracts	363,370	—
Net change in unrealized appreciation (depreciation)	1,722,281	834,958
Net realized and unrealized gain (loss)	(785,399)	(2,245,159)
Net increase (decrease) in net assets resulting from operations	$1,804,136	$3,327,294

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Arizona Muni Fund

Statements of Changes in Net Assets
for the period April 1, 2024 through October 31, 2024 and the years ended March 31, 2024 and March 31, 2023
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,589,535	$5,572,453	$4,976,679
Net realized gain (loss)	(2,507,680)	(3,080,117)	(3,676,604)
Net change in unrealized appreciation (depreciation)	1,722,281	834,958	(2,909,244)
Net increase (decrease) in net assets resulting from operations	1,804,136	3,327,294	(1,609,169)
Distributions to shareholders:
Class A	(1,315)	—	—
Class C	(17,785)	(38,420)	(50,696)
Class I	(669,128)	(1,411,346)	(1,358,255)
Class Z	(2,052,764)	(4,063,009)	(3,896,889)
Total distributions to shareholders	(2,740,992)	(5,512,775)	(5,305,840)
Capital share transactions:
Net proceeds from sales of shares	6,625,573	24,431,374	33,976,090
Net asset value of shares issued to shareholders in reinvestment of distributions	2,394,735	4,557,840	4,330,637
Cost of shares redeemed	(32,645,918)	(51,431,598)	(74,444,593)
Increase (decrease) in net assets derived from capital share transactions	(23,625,610)	(22,442,384)	(36,137,866)
Net increase (decrease) in net assets	(24,562,466)	(24,627,865)	(43,052,875)
Net Assets
Beginning of period	180,746,886	205,374,751	248,427,626
End of period	$156,184,420	$180,746,886	$205,374,751

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
July 22, 2024^ through October 31,
Class A	2024
Net asset value at beginning of period	$9.77
Net investment income (loss) (a)	0.08
Net realized and unrealized gain (loss)	(0.04)
Total from investment operations	0.04
Less distributions:
From net investment income	(0.08)
Net asset value at end of period	$9.73
Total investment return (b)	0.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	2.75%
Net expenses††(c)	0.80%
Expenses (before waiver/reimbursement)††(c)	1.01%
Portfolio turnover rate	39%
Net assets at end of period (in 000’s)	$275

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.77	$9.86	$10.13	$10.81	$10.67	$10.61
Net investment income (loss) (b)	0.12	0.19	0.14	0.14	0.16	0.18
Net realized and unrealized gain (loss)	(0.04)	(0.09)	(0.26)	(0.69)	0.13	0.05
Total from investment operations	0.08	0.10	(0.12)	(0.55)	0.29	0.23
Less distributions:
From net investment income	(0.13)	(0.19)	(0.15)	(0.13)	(0.15)	(0.17)
Net asset value at end of period	$9.72	$9.77	$9.86	$10.13	$10.81	$10.67
Total investment return	0.80%(c)	1.04%	(1.11)%	(5.13)%	2.76%	2.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.03%††	1.97%	1.39%	1.26%	1.45%	1.65%
Net expenses	1.48%††(d)	1.60%	1.59%	1.54%	1.56%	1.59%
Expenses (before waiver/reimbursement)	1.56%††(d)	1.60%	1.59%	1.54%	1.56%	1.59%
Portfolio turnover rate	39%	66%	32%	35%	11%	21%
Net assets at end of period (in 000's)	$1,218	$1,778	$2,346	$5,152	$7,384	$7,998

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Arizona Muni Fund

Financial Highlights selected per share data and ratios
	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.79	$9.88	$10.15	$10.84	$10.69	$10.63
Net investment income (loss) (b)	0.16	0.29	0.24	0.24	0.26	0.28
Net realized and unrealized gain (loss)	(0.03)	(0.09)	(0.26)	(0.69)	0.15	0.06
Total from investment operations	0.13	0.20	(0.02)	(0.45)	0.41	0.34
Less distributions:
From net investment income	(0.18)	(0.29)	(0.25)	(0.24)	(0.26)	(0.28)
Net asset value at end of period	$9.74	$9.79	$9.88	$10.15	$10.84	$10.69
Total investment return	1.25%(c)	2.06%	(0.11)%	(4.26)%	3.88%	3.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.83%††	2.98%	2.41%	2.26%	2.44%	2.62%
Net expenses	0.67%††(d)	0.60%	0.59%	0.54%	0.56%	0.60%
Expenses (before waiver/reimbursement)	0.74%††(d)	0.60%	0.59%	0.54%	0.56%	0.60%
Portfolio turnover rate	39%	66%	32%	35%	11%	21%
Net assets at end of period (in 000's)	$36,199	$43,836	$47,844	$64,518	$75,201	$52,630

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.78	$9.87	$10.14	$10.82	$10.68	$10.61
Net investment income (loss) (b)	0.15	0.28	0.22	0.23	0.25	0.27
Net realized and unrealized gain (loss)	(0.03)	(0.10)	(0.25)	(0.69)	0.14	0.07
Total from investment operations	0.12	0.18	(0.03)	(0.46)	0.39	0.34
Less distributions:
From net investment income	(0.17)	(0.27)	(0.24)	(0.22)	(0.25)	(0.27)
Net asset value at end of period	$9.73	$9.78	$9.87	$10.14	$10.82	$10.68
Total investment return	1.15%(c)	1.91%	(0.27)%	(4.32)%	3.63%	3.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.66%††	2.83%	2.26%	2.11%	2.30%	2.49%
Net expenses	0.84%††(d)	0.75%	0.74%	0.69%	0.71%	0.74%
Expenses (before waiver/reimbursement)	0.89%††(d)	0.75%	0.74%	0.69%	0.71%	0.74%
Portfolio turnover rate	39%	66%	32%	35%	11%	21%
Net assets at end of period (in 000's)	$118,492	$135,133	$155,184	$178,757	$198,417	$199,287

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Arizona Muni Fund (formerly known as MainStay MacKay Arizona Muni Fund) (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Trust of Arizona (the “Predecessor Fund'), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z, Class C and Class I shares of the Fund assumed the performance, financial and other information of the Class A, Class C and Class Y shares, respectively, of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 1, 1996
Class I	April 1, 1996
Class Z	March 13, 1986
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Arizona income taxes.
Effective at the close of business on July 19, 2024, the Fund changed its fiscal and tax year end from March 31 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

14	NYLI MacKay Arizona Muni Fund

The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period July 22, 2024 through October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
15

Notes to Financial Statements (continued)
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are

16	NYLI MacKay Arizona Muni Fund

incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty.
In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 3.15% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
17

Notes to Financial Statements (continued)
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$363,370	$363,370
Total Fair Value	$363,370	$363,370

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$28,216	$28,216
Total Net Realized Gain (Loss)	$28,216	$28,216

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$363,370	$363,370
Total Net Change in Unrealized Appreciation (Depreciation)	$363,370	$363,370

Average Notional Amount	Total
Futures Contracts Short (a)	$(13,888,854)

(a)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective July 22, 2024, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets.
Prior to July 22, 2024, Aquila served as the Manager to the Fund. Under a previous Advisory and Administration Agreement, the Predecessor Fund paid Aquila a monthly fee that accrued daily at an annual rate of 0.40% of the Fund's average daily net assets. During the period ended October 31, 2024, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.42%.
Effective July 22, 2024, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.74%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period July 22, 2024 through October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $198,269 and waived fees and/or reimbursed certain class specific expenses in the amount of $58,379 and paid the Subadvisor fees in the amount of $70,631.
For the period April 1, 2024 through July 21, 2024, Aquila earned fees from the Fund in the amount of $207,255.
Effective July 22, 2024, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.

18	NYLI MacKay Arizona Muni Fund

Prior to July 22, 2024, these services were provided by BNY Mellon Investment Servicing (US) Inc. ("BNY").
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  Effective July 22, 2024, the Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan effective July 22, 2024, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class A	$105	$—	$—
Pursuant to the Class C Plan effective July 22, 2024, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Prior to July 22, 2024, under separate distribution and service plans, the Class C shares of the Predecessor Fund paid distribution fees for the sale and distribution of Class C shares at an annual rate of 0.75% and paid service fees for providing personal services and/or maintenance of Class C shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Class C shares.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class C	$1,728	$4,687	$19,759
Pursuant to the Class Z Plan effective July 22, 2024, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.15% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Prior to July 22, 2024, the Fund's Class Z shares were historically the Class A shares of the Predecessor Fund and, under a distribution plan, the Class A shares of the Predecessor Fund paid distribution fees for the sale and distribution of Class A shares at an annual rate of 0.15% of the average daily net assets of the Class A shares.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class Z	$50,460	$58,481	$217,602
Class I shares are not subject to a distribution and/or service fee. The Predecessor Fund's Class Y shares were not subject to distribution and/or service fees.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was also advised that the Distributor retained CDSCs on redemptions of Class Z shares during the period July 22, 2024 through October 31, 2024, of $750.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. Effective July 22, 2024, NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the period July 22, 2024 through October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$21	$—
Class C	469	—
Class I	5,016	—
Class Z	16,820	—
The Fund's Class I and Class Z shares are historically the Class Y and Class A shares, respectively, of the Predecessor Fund.
19

Notes to Financial Statements (continued)
Prior to July 22, 2024, these services were provided by BNY. The transfer agent expenses incurred by the Fund and any applicable waivers for the period April 1, 2024 through July 21, 2024, were as follows:
Class	Expense	Waived
Class A	$—	$—
Class C	—	—
Class I	9,516	—
Class Z	52,601	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$25,053	9.1%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$154,476,195	$813,741	$(1,661,351)	$(847,610)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$367,957	$(9,781,024)	$(488,487)	$(847,610)	$(10,749,164)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts and market discount. The other temporary differences are primarily due to dividends payable.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $9,781,024, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$3,369	$6,412
During the period from April 1, 2024 through October 31, 2024 and the years ended March 31, 2024 and March 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024(a)	2024	2023
Distributions paid from:
Ordinary Income	$126,835	$445,126	$125,027
Exempt Interest Dividends	2,614,157	5,067,649	5,180,813
Total	$2,740,992	$5,512,775	$5,305,840

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
Effective July 22, 2024, JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Prior to July 22, 2024, these services were provided by The Bank of New York Mellon.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit

20	NYLI MacKay Arizona Muni Fund

Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks.
During the period April 1, 2024 through June 28, 2024, the Aquila Group of Funds, which included the Predecessor Fund, held a $40 million credit agreement with The Bank of New York Mellon with a commitment fee of 0.17% per annum. During the period ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund or Predecessor Fund under either credit agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the period ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund or Predecessor Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $59,967 and $78,752, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the period April 1, 2024 through October 31, 2024, and years ended March 31, 2024 and March 31, 2023, were as follows:
Class A(a)	Shares	Amount
Period ended October 31, 2024:
Shares sold	28,095	$275,999
Shares issued to shareholders in reinvestment of distributions	134	1,315
Net increase (decrease)	28,229	$277,314

Class C	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	1,294	$12,718
Shares issued to shareholders in reinvestment of distributions	1,559	15,170
Shares redeemed	(59,467)	(577,683)
Net increase (decrease)	(56,614)	$(549,795)
Year ended March 31, 2024:
Shares sold	14,455	$139,067
Shares issued to shareholders in reinvestment of distributions	3,475	33,725
Shares redeemed	(73,926)	(723,901)
Net increase (decrease)	(55,996)	$(551,109)
Year ended March 31, 2023:
Shares sold	27,949	$276,153
Shares issued to shareholders in reinvestment of distributions	4,521	44,258
Shares redeemed	(303,194)	(2,968,102)
Net increase (decrease)	(270,724)	$(2,647,691)

Class I(c)	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	401,084	$3,907,763
Shares issued to shareholders in reinvestment of distributions	63,967	623,489
Shares redeemed	(1,278,091)	(12,430,469)
Net increase (decrease) in shares outstanding before conversion	(813,040)	(7,899,217)
Shares converted into Class I (See Note 1)	51,728	504,344
Net increase (decrease)	(761,312)	$(7,394,873)
Year ended March 31, 2024:
Shares sold	1,775,193	$17,236,958
Shares issued to shareholders in reinvestment of distributions	125,793	1,222,765
Shares redeemed	(2,265,084)	(21,874,519)
Net increase (decrease)	(364,098)	$(3,414,796)
Year ended March 31, 2023:
Shares sold	2,071,465	$20,317,858
Shares issued to shareholders in reinvestment of distributions	113,118	1,107,728
Shares redeemed	(3,699,404)	(36,252,148)
Net increase (decrease)	(1,514,821)	$(14,826,562)

21

Notes to Financial Statements (continued)
Class Z(d)	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	249,132	$2,429,093
Shares issued to shareholders in reinvestment of distributions	180,124	1,754,761
Shares redeemed	(2,019,471)	(19,637,766)
Net increase (decrease) in shares outstanding before conversion	(1,590,215)	(15,453,912)
Shares converted from Class Z (See Note 1)	(51,728)	(504,344)
Net increase (decrease)	(1,641,943)	$(15,958,256)
Year ended March 31, 2024:
Shares sold	720,353	$7,055,349
Shares issued to shareholders in reinvestment of distributions	339,960	3,301,350
Shares redeemed	(2,966,075)	(28,833,178)
Net increase (decrease)	(1,905,762)	$(18,476,479)
Year ended March 31, 2023:
Shares sold	1,359,410	$13,382,079
Shares issued to shareholders in reinvestment of distributions	324,996	3,178,651
Shares redeemed	(3,594,167)	(35,224,343)
Net increase (decrease)	(1,909,761)	$(18,663,613)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the period ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
22	NYLI MacKay Arizona Muni Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Arizona Muni Fund (formerly MainStay MacKay Arizona Muni Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statements of operations and changes in net assets for the period April 1, 2024 to October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, changes in its net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.
The statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the years in the two-year period ended March 31, 2024, and the financial highlights for each of the years in the five-year period ended March 31, 2024 were audited by another independent registered public accountant whose report, dated May 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 13, 2024
23

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 95.4% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
24	NYLI MacKay Arizona Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Public Accountant – NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund
The Board has selected KPMG LLP (“KPMG”) to serve as the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund’s (collectively referred to as the “Funds”),  independent registered public accounting firm for the fiscal period ended October 31, 2024. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on March 4, 2024. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, neither, the Funds, their portfolios nor anyone on their behalf consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).
Effective as of the close of business on July 19, 2024, the Predecessor Funds were reorganized into the respective Funds. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Funds’ independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of Tait.
Tait’s report on the Funds’ financial statements for the fiscal years ended March 31, 2024, and March 31, 2023, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, (i) there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.
The Funds requested Tait to furnish it with a letter addressed to the Securities and Exchange Commission stating whether Tait agrees with the statements contained above. A copy of that letter is attached hereto.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Management Agreement with respect to the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund (each a “Fund” and collectively, the “Funds”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”) with respect to each Fund (together, “Advisory Agreements”) must be approved initially and, following an initial term of up to two years, each is subject to annual review and approval by the Board of Trustees of New York Life Investments Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its March 4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), voting separately, unanimously approved each of the Advisory Agreements for an initial two-year period.
In reaching the decision to approve each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee between February 2024 and March 2024, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. The Board also considered information and materials furnished to the Board and its Committees throughout the year, as deemed relevant by the Trustees. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and MacKay that follow investment strategies similar to those proposed for each Fund and, when applicable, the rationale for differences in each Fund’s proposed management and subadvisory fees and the fees charged to such other investment advisory clients.  In addition, the Board considered information previously provided to the Board in connection with its review of the management and subadvisory agreements for other funds in the New York Life Investments Group of Funds, including those subadvised by MacKay, as deemed relevant to each Trustee.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board took into account information provided in advance of and during its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of each of the Advisory Agreements and investment performance reports on other funds in the New York Life Investments Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New
York Life Investments and MacKay personnel, including certain members of the proposed portfolio management team.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to other funds in the New York Life Investments Group of Funds by New York Life Investments, as deemed relevant and appropriate by the Trustees.  The Board also considered information regarding each Fund’s proposed distribution arrangements and information previously provided to the Board in connection with its review of the distribution arrangements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate by the Trustees.
In considering the approval of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to each Fund by New York Life Investments and MacKay; (ii) the qualifications of the proposed portfolio managers of each Fund and the historical investment performance of other investment advisory clients managed by such portfolio managers with investment strategies similar to those proposed for each Fund; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments and MacKay with respect to their relationships with each Fund; (iv) the extent to which any economies of scale may be realized if each Fund grows and the extent to which any economies of scale may be shared or benefit each Fund’s shareholders; and (v) the reasonableness of each Fund’s proposed management and subadvisory fees and estimated total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s proposed management fee and estimated total ordinary operating expenses as compared to the peer funds identified by New York Life Investments.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in proposing to sponsor and manage each Fund.  With respect to the

26

Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the Subadvisory Agreement.
The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of the management agreements and the subadvisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest in each Fund.
The factors that figured prominently in the Board’s decision to approve each of the Advisory Agreements during the Board’s March 4, 2024 meeting are summarized in more detail below. The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services to be Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of mutual funds and considered that each Fund would operate in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services proposed to be provided pursuant to this structure, including overseeing the services to be provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments would devote significant resources and time to providing management and administrative and other non-advisory services to each Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, each Fund’s investment performance and risks as well as
MacKay’s investment capabilities and subadvisory services with respect to each Fund.
The Board also considered the range of services that New York Life Investments would provide to the Funds under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Funds’ compliance program; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the New York Life Investments Group of Funds, and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments would provide certain other non-advisory services to the Funds and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay proposed to provide to each Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to other funds in the New York Life Investments Group of Funds and advising other portfolios, including other investment advisory clients with investment strategies similar to those proposed for each Fund, and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay. The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs relating to the New York Life Investments Group of Funds.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit each Fund.  In this regard, the Board considered the qualifications and experience of each Fund’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for each Fund, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
27

In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely benefit from the nature, extent and quality of these services.
Investment Performance
In connection with the Board’s consideration of each of the Advisory Agreements, the Board noted that the Funds had no investment performance track record because the Funds had not yet commenced investment operations, and the relevance of performance was considered by the Trustees in that context.  The Board discussed with New York Life Investments and MacKay each Fund’s proposed investment process and strategies.  Additionally, the Board considered the historical performance of other investment advisory clients with investment strategies similar to those proposed for each Fund.
Based on these considerations, among others, the Board concluded that its review of such investment performance and related information supported a determination to approve each of the Advisory Agreements.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by New York Life Investments and MacKay
The Board considered the anticipated costs of the services to be provided by New York Life Investments and MacKay under each of the Advisory Agreements. The Board also considered the expected profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fees would be paid directly by New York Life Investments, not the Funds, the Board considered the anticipated costs and profitability for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and MacKay and the expected profits to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the anticipated management of each Fund, and that New York Life Investments would be responsible for paying the subadvisory fee for each Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to be able to provide high-quality services to each Fund.  The Board recognized that each Fund would benefit from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board had concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s expected profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund, including reputational and other indirect benefits.  The Board recognized, for example, the potential benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers would provide research and other services to MacKay in exchange for commissions paid by each Fund with respect to trades in each Fund’s portfolio securities.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Funds, including the potential rationale for and costs associated with investments in this money market fund by the Funds, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to the Funds.
The Board observed that, in addition to fees to be earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates would also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the anticipated profitability of the relationship with each Fund to New York Life Investments and its affiliates, which was furnished to the Board as part of the annual contract renewal process for other funds in the New York Life Investments Group of Funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund were not excessive and other expected benefits that may
28

accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under each of the Advisory Agreements and each Fund’s estimated total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee to be paid by each Fund to New York Life Investments because the subadvisory fee to be paid to MacKay would be paid by New York Life Investments, not the Funds.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of each Fund’s proposed fees and estimated expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses charged by other investment advisers to similar mutual funds. The Board reviewed the group of peer funds constructed by New York Life Investments for comparative purposes. In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other funds in the New York Life Investments Group of Funds subadvised by MacKay that follow investment strategies similar to those proposed for each Fund.  The Board considered the contractual management fee schedule for each Fund as compared to that for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered that New York Life Investments was not proposing any contractual breakpoints and took into account the potential impact of voluntary waivers and expense limitation arrangements on each Fund’s net management fee and expenses. The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of each Fund’s proposed transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s proposed transfer agent, would charge each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the funds in the New York Life Investments Group of Funds.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the funds in the New York Life Investments Group of Funds.
The Board considered the extent to which transfer agent fees may contribute to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of NYLI Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of NYLI Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether each Fund’s proposed management fee and expense structure would permit any economies of scale to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of each Fund’s shareholders through each Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve each of the Advisory Agreements.
29

NYLI MacKay Colorado Muni Fund
(formerly known as MainStay MacKay Colorado Muni Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 93.7%
Long-Term Municipal Bonds 93.7%
Certificate of Participation/Lease 12.8%
Adams County School District No. 1, Certificate of Participation
Insured: BAM
5.00%, due 12/1/36	$ 1,335,000	$ 1,478,213
City & County of Denver, Convention Expansion Project, Certificate of Participation
Series A
5.00%, due 6/1/30	1,500,000	1,544,808
City of Fort Lupton, Certificate of Participation
5.00%, due 12/1/33	500,000	539,806
City of Westminster, Municipal Courthouse Project, Certificate of Participation
5.00%, due 12/1/37	500,000	555,920
Colorado Higher Education, Certificate of Participation
Series A
5.00%, due 11/1/26	1,690,000	1,762,005
Foothills Park & Recreation District, Certificate of Participation
4.00%, due 12/1/35	1,405,000	1,434,493
Insured: AGM
5.00%, due 12/1/26	1,380,000	1,407,748
Larimer Weld & Boulder County School District R-2J, Certificate of Participation
4.50%, due 12/1/26	750,000	750,618
Rangeview Library District, Certificate of Participation
Insured: AGM
5.00%, due 12/15/27	1,515,000	1,547,595
Regional Transportation District, Certificate of Participation
Series A
5.00%, due 6/1/26	2,000,000	2,020,495
Town of Silverthorne, Certificate of Participation
5.00%, due 12/1/44	1,000,000	1,088,729
Town of Telluride, Certificate of Participation
5.00%, due 12/1/43	945,000	1,017,534
		15,147,964
	Principal Amount	Value

Education 5.2%
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/31 (a)	$ 500,000	$ 477,657
Colorado Educational & Cultural Facilities Authority, Skyview Academy, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 7/1/44	1,500,000	1,429,958
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/38	330,000	355,493
Colorado Educational & Cultural Facilities Authority, University of Denver, Revenue Bonds
Insured: NATL-RE
5.25%, due 3/1/26	1,000,000	1,027,560
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	700,000	781,816
Series A, Insured: State Higher Education Intercept Program
5.00%, due 12/1/43	1,000,000	1,086,881
University of Northern Colorado, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program
5.00%, due 6/1/25	1,000,000	1,001,116
		6,160,481
General Obligation 30.1%
Adams & Weld Counties School District No. 27J, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.00%, due 12/1/24	2,000,000	2,002,157
Insured: State Aid Withholding
5.00%, due 12/1/42	3,400,000	3,531,142
Adams 12 Five Star Schools, Unlimited General Obligation
Series B, Insured: State Aid Withholding
5.00%, due 12/15/29	1,000,000	1,045,322
Insured: State Aid Withholding
5.50%, due 12/15/31	1,000,000	1,093,945

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Arapahoe County Water & Wastewater Public Improvement District, Unlimited General Obligation
5.00%, due 12/1/25	$ 1,020,000	$ 1,021,579
Basalt & Rural Fire Protection District, Unlimited General Obligation
Series A
5.00%, due 12/1/40	750,000	826,830
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AGC
4.25%, due 12/1/54	1,000,000	959,195
Series A, Insured: AGC
5.00%, due 12/1/32	1,050,000	1,146,739
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	2,000,000	2,091,907
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/49	1,000,000	1,063,475
Central Colorado Water Conservancy District, Limited Tax, Limited General Obligation
5.00%, due 12/1/24	1,185,000	1,186,338
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,100,796	710,013
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,370,000	1,293,982
Eagle County School District No. Re-50J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/40	1,750,000	1,950,741
Flatiron Meadows Metropolitan District, Limited General Obligation
Insured: BAM
5.00%, due 12/1/39	800,000	854,862
Fremont County School District No. Re 001, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/41	500,000	548,681
	Principal Amount	Value

General Obligation (continued)
Gunnison Watershed School District No. Re-1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/40	$ 1,100,000	$ 1,206,350
Larimer Weld & Boulder County School District R-2J, Unlimited General Obligation
Insured: State Aid Withholding
4.25%, due 12/15/24	1,500,000	1,500,710
Insured: State Aid Withholding
5.00%, due 12/15/35	3,375,000	3,584,814
Mesa County School District No. 50, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/41	425,000	461,261
Insured: State Aid Withholding
5.00%, due 12/1/42	370,000	399,949
Palisade Park West Metropolitan District, Limited General Obligation, Senior Lien
Series A, Insured: BAM
5.00%, due 12/1/44	650,000	683,892
Park County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/43	700,000	764,887
Pueblo City Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/15/38	1,000,000	1,070,681
Raindance Metropolitan District No. 2, Limited General Obligation
Insured: BAM
5.00%, due 12/1/39	1,250,000	1,359,920
Trails at Crowfoot Metropolitan District No. 3, Limited General Obligation
Series A, Insured: AGC
4.00%, due 12/1/44	1,500,000	1,463,704
Weld County School District No. RE-4, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/39	1,655,000	1,831,765
		35,654,841

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Colorado Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital 7.3%
Colorado Health Facilities Authority, Intermountain Healthcare Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/45	$ 1,690,000	$ 1,803,229
Colorado Health Facilities Authority, National Jewish Health, Revenue Bonds
4.00%, due 1/1/39	1,200,000	1,185,448
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,072,544
Series A
5.00%, due 11/1/32	1,000,000	1,078,160
Southeast Colorado Hospital District, Revenue Bonds
5.00%, due 2/1/25	2,700,000	2,695,325
University of Colorado Hospital Authority, Health Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/37	730,000	829,527
		8,664,233
Other Revenue 26.0%
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	1,000,000	1,026,665
Series A
5.00%, due 8/1/42	2,000,000	2,042,990
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.00%, due 11/15/34	450,000	508,517
Series B
5.00%, due 11/15/38	1,000,000	1,128,165
Series A
5.00%, due 11/15/39	1,500,000	1,685,887
Series B
5.00%, due 11/15/39	1,000,000	1,123,925
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	2,240,000	2,499,734
	Principal Amount	Value

Other Revenue (continued)
City of Grand Junction, Sales & Use Tax, Revenue Bonds
5.00%, due 3/1/41	$ 1,350,000	$ 1,484,446
Colorado Housing and Finance Authority, Revenue Bonds
Series B
3.75%, due 5/1/50	1,065,000	1,064,565
Series K, Insured: GNMA
3.875%, due 5/1/50	1,000,000	1,001,958
Series C-1, Class I
4.00%, due 10/1/39	1,000,000	972,982
Series C-1
4.45%, due 10/1/44	1,250,000	1,249,052
Series C-1
4.60%, due 10/1/49	1,200,000	1,182,676
Colorado Housing and Finance Authority, Fitz Affordable Owner LLC, Revenue Bonds
Series A, Insured: FNMA
4.48%, due 3/1/44	2,000,000	1,961,319
Denver Urban Renewal Authority, Stapleton Urban Redevelopment Area, Tax Allocation, Senior Lien
Series A-1
5.00%, due 12/1/25	2,600,000	2,602,570
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,323,379
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AGM
5.00%, due 12/1/31	2,365,000	2,577,759
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/35	1,475,000	1,492,534
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,495,000	1,481,116
Series A-1
4.55%, due 7/1/40	439,000	441,165
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Sky Ranch Community Authority Board, Sky Ranch Metropolitan District No. 1, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/49	$ 2,000,000	$ 2,042,056
		30,893,460
Transportation 6.2%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/39	125,000	134,868
Series A
5.25%, due 10/1/41 (b)	200,000	212,606
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.25%, due 11/15/31	2,800,000	2,796,581
Series A
5.00%, due 12/1/31	2,500,000	2,613,190
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/35	1,500,000	1,628,112
		7,385,357
Water & Sewer 6.1%
City & County of Broomfield, Revenue Bonds
Insured: AGM-CR
5.00%, due 12/1/24	1,550,000	1,552,040
City of Grand Junction, Joint Sewer System, Revenue Bonds
Insured: BAM
5.00%, due 12/1/41	485,000	532,221
Insured: BAM
5.00%, due 12/1/43	840,000	914,495
	Principal Amount	Value

Water & Sewer (continued)
City of Westminster, Water & Wastewater Utility, Revenue Bonds
5.00%, due 12/1/43	$ 1,800,000	$ 2,001,136
Snake River Water District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/39	2,000,000	2,203,427
		7,203,319
Total Municipal Bonds (Cost $111,314,520)		111,109,655

	Shares
Short-Term Investment 3.0%
Unaffiliated Investment Company 3.0%
BlackRock Liquidity Funds MuniCash, 3.143% (c)	3,492,232	3,492,581
Total Short-Term Investment (Cost $3,492,581)		3,492,581
Total Investments (Cost $114,807,101)	96.7%	114,602,236
Other Assets, Less Liabilities	3.3	3,920,864
Net Assets	100.0%	$ 118,523,100

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Current yield as of October 31, 2024.

Futures Contracts
As of October 31, 2024, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(40)	December 2024	$ (4,706,783)	$ (4,550,000)	$ 156,783

1.	As of October 31, 2024, cash in the amount of $104,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Colorado Muni Fund

Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 111,109,655	$ —	$ 111,109,655
Short-Term Investment
Unaffiliated Investment Company	3,492,581	—	—	3,492,581
Total Investments in Securities	3,492,581	111,109,655	—	114,602,236
Other Financial Instruments
Futures Contracts (b)	156,783	—	—	156,783
Total Investments in Securities and Other Financial Instruments	$ 3,649,364	$ 111,109,655	$ —	$ 114,759,019

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $114,807,101)	$114,602,236
Cash collateral on deposit at broker for futures contracts	104,000
Receivables:
Investment securities sold	2,723,826
Interest	1,768,176
Variation margin on futures contracts	7,500
Fund shares sold	7,484
Total assets	119,213,222
Liabilities
Payables:
Investment securities purchased	284,601
Fund shares redeemed	208,578
Professional fees	91,630
Manager (See Note 3)	26,285
Custodian	11,341
Shareholder communication	8,173
NYLIFE Distributors (See Note 3)	6,339
Transfer agent (See Note 3)	1,165
Trustees	824
Accrued expenses	5,260
Distributions payable	45,926
Total liabilities	690,122
Net assets	$118,523,100
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$12,192
Additional paid-in-capital	129,495,929
129,508,121
Total distributable earnings (loss)	(10,985,021)
Net assets	$118,523,100
Class A
Net assets applicable to outstanding shares	$34,896
Shares of beneficial interest outstanding	3,591
Net asset value per share outstanding	$9.72
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.02
Class C
Net assets applicable to outstanding shares	$1,063,978
Shares of beneficial interest outstanding	109,818
Net asset value and offering price per share outstanding	$9.69
Class I
Net assets applicable to outstanding shares	$26,976,227
Shares of beneficial interest outstanding	2,769,993
Net asset value and offering price per share outstanding	$9.74
Class Z
Net assets applicable to outstanding shares	$90,447,999
Shares of beneficial interest outstanding	9,308,192
Net asset value per share outstanding	$9.72
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.02

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Colorado Muni Fund

Statements of Operations for the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024
Investment Income (Loss)
Income
Interest	$2,612,541	$4,727,061
Expenses
Investment Adviser fee (See Note 3)	356,192	761,381
Distribution and service fee (See Note 3)	42,512	82,354
Transfer and shareholder servicing agent fees (See Note 3)	67,609	87,534
Registration fees and dues	16,413	26,113
Shareholders’ reports	8,666	16,595
Auditing and tax fees	86,709	24,700
Custodian fees	12,450	5,235
Trustees’ fees and expenses	18,122	57,058
Compliance services	4,234	10,376
Legal fees	23,153	90,749
Credit facility fees	2,353	4,854
Insurance	23,948	10,290
Miscellaneous	9,995	36,410
Total expenses before waiver/reimbursement	672,356	1,213,649
Expense waiver of fees and reimbursement of expenses (See Note 3)	(40,183)	(30,455)
Net expenses	632,173	1,183,194
Net investment income (loss)	1,980,368	3,543,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(434,846)	(2,772,478)
Futures transactions	12,870	—
Net realized gain (loss)	(421,976)	(2,772,478)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(794,629)	1,125,068
Futures contracts	156,783	—
Net change in unrealized appreciation (depreciation)	(637,846)	1,125,068
Net realized and unrealized gain (loss)	(1,059,822)	(1,647,410)
Net increase (decrease) in net assets resulting from operations	$920,546	$1,896,457

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the period April 1, 2024 through October 31, 2024 and the years ended March 31, 2024 and March 31, 2023
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,980,368	$3,543,867	$3,710,206
Net realized gain (loss)	(421,976)	(2,772,478)	(4,666,444)
Net change in unrealized appreciation (depreciation)	(637,846)	1,125,068	1,413,051
Net increase (decrease) in net assets resulting from operations	920,546	1,896,457	456,813
Distributions to shareholders:
Class A	(254)	—	—
Class C	(15,440)	(24,562)	(28,309)
Class I	(476,968)	(817,700)	(1,069,251)
Class Z	(1,629,616)	(2,697,336)	(2,623,775)
Total distributions to shareholders	(2,122,278)	(3,539,598)	(3,721,335)
Capital share transactions:
Net proceeds from sales of shares	6,352,433	9,398,224	26,684,830
Net asset value of shares issued to shareholders in reinvestment of distributions	1,833,953	3,017,176	3,065,148
Cost of shares redeemed	(24,532,566)	(51,721,216)	(84,590,202)
Increase (decrease) in net assets derived from capital share transactions	(16,346,180)	(39,305,816)	(54,840,224)
Net increase (decrease) in net assets	(17,547,912)	(40,948,957)	(58,104,746)
Net Assets
Beginning of period	136,071,012	177,019,969	235,124,715
End of period	$118,523,100	$136,071,012	$177,019,969

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Colorado Muni Fund

Financial Highlights selected per share data and ratios
July 22, 2024^ through October 31,
Class A	2024
Net asset value at beginning of period	$9.77
Net investment income (loss) (a)	0.08
Net realized and unrealized gain (loss)	(0.04)
Total from investment operations	0.04
Less distributions:
From net investment income	(0.09)
Net asset value at end of period	$9.72
Total investment return (b)	0.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	2.81%
Net expenses††(c)	0.80%
Expenses (before waiver/reimbursement)††(c)	1.02%
Portfolio turnover rate	33%
Net assets at end of period (in 000’s)	$35

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.78	$9.85	$9.97	$10.62	$10.54	$10.44
Net investment income (loss) (b)	0.11	0.13	0.09	0.06	0.08	0.12
Net realized and unrealized gain (loss)	(0.07)	(0.06)	(0.12)	(0.65)	0.08	0.10
Total from investment operations	0.04	0.07	(0.03)	(0.59)	0.16	0.22
Less distributions:
From net investment income	(0.13)	(0.14)	(0.09)	(0.06)	(0.08)	(0.12)
Net asset value at end of period	$9.69	$9.78	$9.85	$9.97	$10.62	$10.54
Total investment return	0.36%(c)	0.68%	(0.30)%	(5.58)%	1.51%	2.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.96%††	1.36%	0.89%	0.58%	0.75%	1.09%
Net expenses	1.54%††(d)	1.72%	1.67%	1.63%	1.64%	1.66%
Expenses (before waiver/reimbursement)	1.66%††(d)	1.74%	1.69%	1.65%	1.66%	1.68%
Portfolio turnover rate	33%	31%	12%	14%	7%	13%
Net assets at end of period (in 000's)	$1,064	$1,388	$2,464	$4,466	$6,678	$8,268

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.83	$9.90	$10.01	$10.66	$10.58	$10.49
Net investment income (loss) (b)	0.16	0.23	0.19	0.17	0.19	0.22
Net realized and unrealized gain (loss)	(0.07)	(0.07)	(0.11)	(0.65)	0.08	0.09
Total from investment operations	0.09	0.16	0.08	(0.48)	0.27	0.31
Less distributions:
From net investment income	(0.18)	(0.23)	(0.19)	(0.17)	(0.19)	(0.22)
Net asset value at end of period	$9.74	$9.83	$9.90	$10.01	$10.66	$10.58
Total investment return	0.82%(c)	1.70%	0.82%	(4.60)%	2.53%	2.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.76%††	2.37%	1.89%	1.58%	1.74%	2.09%
Net expenses	0.73%††(d)	0.72%	0.67%	0.63%	0.64%	0.66%
Expenses (before waiver/reimbursement)	0.84%††(d)	0.74%	0.69%	0.65%	0.66%	0.68%
Portfolio turnover rate	33%	31%	12%	14%	7%	13%
Net assets at end of period (in 000's)	$26,976	$29,186	$43,108	$77,121	$95,904	$71,673

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.81	$9.87	$9.99	$10.64	$10.56	$10.46
Net investment income (loss) (b)	0.15	0.23	0.18	0.16	0.18	0.22
Net realized and unrealized gain (loss)	(0.07)	(0.06)	(0.12)	(0.65)	0.08	0.10
Total from investment operations	0.08	0.17	0.06	(0.49)	0.26	0.32
Less distributions:
From net investment income	(0.17)	(0.23)	(0.18)	(0.16)	(0.18)	(0.22)
Net asset value at end of period	$9.72	$9.81	$9.87	$9.99	$10.64	$10.56
Total investment return	0.74%(c)	1.74%	0.65%	(4.67)%	2.48%	3.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.63%††	2.33%	1.85%	1.52%	1.69%	2.04%
Net expenses	0.87%††(d)	0.78%	0.72%	0.69%	0.69%	0.71%
Expenses (before waiver/reimbursement)	0.91%††(d)	0.80%	0.74%	0.71%	0.71%	0.73%
Portfolio turnover rate	33%	31%	12%	14%	7%	13%
Net assets at end of period (in 000's)	$90,448	$105,497	$131,448	$153,537	$179,091	$185,944

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Colorado Muni Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Colorado Muni Fund (formerly known as MainStay MacKay Colorado Muni Fund) (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Fund of Colorado (the “Predecessor Fund'), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z, Class C and Class I shares of the Fund assumed the performance, financial and other information of the Class A, Class C and Class Y shares, respectively, of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 30, 1996
Class I	April 30, 1996
Class Z	May 21, 1987
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Colorado income taxes.
Effective at the close of business on July 19, 2024, the Fund changed its fiscal and tax year end from March 31 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

13

Notes to Financial Statements (continued)
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period July 22, 2024 through October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

14	NYLI MacKay Colorado Muni Fund

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are
15

Notes to Financial Statements (continued)
incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty.
In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 3.31% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

16	NYLI MacKay Colorado Muni Fund

(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of October 31, 2024:
Asset Derivatives	Interest Rate Contracts Risk	Total
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$156,783	$156,783
Total Fair Value	$156,783	$156,783

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$12,870	$12,870
Total Net Realized Gain (Loss)	$12,870	$12,870

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk	Total
Futures Contracts	$156,783	$156,783
Total Net Change in Unrealized Appreciation (Depreciation)	$156,783	$156,783

Average Notional Amount	Total
Futures Contracts Short (a)	$(7,448,620)

(a)	Positions were open for three months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective July 22, 2024, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets.
Prior to July 22, 2024, Aquila served as the Manager to the Fund. Under a previous Advisory and Administration Agreement, the Predecessor Fund paid Aquila a monthly fee that accrued daily at an annual rate of 0.50% of the Fund's average daily net assets. During the period ended October 31, 2024, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.48%.
Effective July 22, 2024, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.785%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period July 22, 2024 through October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $154,512 and waived fees and/or reimbursed certain class specific expenses in the amount of $32,116 and paid the Subadvisor fees in the amount of $61,533.
For the period April 1, 2024 through July 21, 2024, Aquila earned fees from the Fund in the amount of $201,680 and waived and/or reimbursed certain class specific expenses in the amount of $8,067.
Effective July 22, 2024, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
17

Notes to Financial Statements (continued)
Prior to July 22, 2024, these services were provided by BNY Mellon Investment Servicing (US) Inc. ("BNY").
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  Effective July 22, 2024, the Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan effective July 22, 2024, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class A	$20	$—	$—
Pursuant to the Class C Plan effective July 22, 2024, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Prior to July 22, 2024, under separate distribution and service plans, the Class C shares of the Predecessor Fund paid distribution fees for the sale and distribution of Class C shares at an annual rate of 0.75% and paid service fees for providing personal services and/or maintenance of Class C shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Class C shares.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class C	$1,578	$4,048	$18,076
Pursuant to the Class Z Plan effective July 22, 2024, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.075% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Prior to July 22, 2024, the Fund's Class Z shares were historically the Class A shares of the Predecessor Fund and, under a distribution plan, the Class A shares of the Predecessor Fund paid distribution fees for the sale and distribution of Class A shares at an annual rate of 0.075% of the average daily net assets of the Class A shares.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class Z	$19,901	$16,965	$64,278
Class I shares are not subject to a distribution and/or service fee. The Predecessor Fund's Class Y shares were not subject to distribution and/or service fees.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was also advised that the Distributor retained CDSCs on redemptions of Class Z shares during the period July 22, 2024 through October 31, 2024, of $434.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. Effective July 22, 2024, NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the period July 22, 2024 through October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$4	$—
Class C	423	—
Class I	3,739	—
Class Z	13,267	—
The Fund's Class I and Class Z shares are historically the Class Y and Class A shares, respectively, of the Predecessor Fund.

18	NYLI MacKay Colorado Muni Fund

Prior to July 22, 2024, these services were provided by BNY. The transfer agent expenses incurred by the Fund and any applicable waivers for the period April 1, 2024 through July 21, 2024, were as follows:
Class	Expense	Waived
Class A	$—	$—
Class C	—	—
Class I	15,530	—
Class Z	34,646	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$25,015	71.7%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$114,763,364	$573,945	$(735,073)	$(161,128)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$198,843	$(10,681,165)	$(341,570)	$(161,129)	$(10,985,021)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to mark to market of futures contracts. The other temporary differences are primarily due to dividends payable.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $10,681,165, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,009	$6,672
During the period from April 1, 2024 through October 31, 2024 and the years ended March 31, 2024 and March 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024(a)	2024	2023
Distributions paid from:
Ordinary Income	$6,880	$190,018	$64,073
Exempt Interest Dividends	2,115,398	3,349,580	3,657,262
Total	$2,122,278	$3,539,598	$3,721,335

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
Effective July 22, 2024, JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Prior to July 22, 2024, these services were provided by The Bank of New York Mellon.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks.
19

Notes to Financial Statements (continued)
During the period April 1, 2024 through June 28, 2024, the Aquila Group of Funds, which included the Predecessor Fund, held a $40 million credit agreement with The Bank of New York Mellon with a commitment fee of 0.17% per annum. During the period ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund or Predecessor Fund under either credit agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the period ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund or Predecessor Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $40,542 and $57,499, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the period April 1, 2024 through October 31, 2024, and years ended March 31, 2024 and March 31, 2023, were as follows:
Class A(a)	Shares	Amount
Period ended October 31, 2024:
Shares sold	3,564	$34,920
Shares issued to shareholders in reinvestment of distributions	26	253
Net increase (decrease) in shares outstanding before conversion	3,590	35,173
Shares converted into Class A (See Note 1)	1	12
Net increase (decrease)	3,591	$35,185

Class C	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	420	$4,079
Shares issued to shareholders in reinvestment of distributions	1,527	14,849
Shares redeemed	(34,041)	(331,318)
Net increase (decrease) in shares outstanding before conversion	(32,094)	(312,390)
Shares converted from Class C (See Note 1)	(1)	(12)
Net increase (decrease)	(32,095)	$(312,402)
Year ended March 31, 2024:
Shares sold	9,864	$96,619
Shares issued to shareholders in reinvestment of distributions	2,454	23,809
Shares redeemed	(120,669)	(1,170,650)
Net increase (decrease)	(108,351)	$(1,050,222)
Year ended March 31, 2023:
Shares sold	18,162	$177,361
Shares issued to shareholders in reinvestment of distributions	2,844	27,718
Shares redeemed	(218,864)	(2,137,213)
Net increase (decrease)	(197,858)	$(1,932,134)

Class I(c)	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	559,114	$5,481,118
Shares issued to shareholders in reinvestment of distributions	42,233	412,584
Shares redeemed	(799,840)	(7,823,683)
Net increase (decrease)	(198,493)	$(1,929,981)
Year ended March 31, 2024:
Shares sold	653,211	$6,390,172
Shares issued to shareholders in reinvestment of distributions	70,674	689,422
Shares redeemed	(2,111,536)	(20,564,049)
Net increase (decrease)	(1,387,651)	$(13,484,455)
Year ended March 31, 2023:
Shares sold	1,613,008	$15,825,368
Shares issued to shareholders in reinvestment of distributions	79,092	774,352
Shares redeemed	(5,041,056)	(49,331,881)
Net increase (decrease)	(3,348,956)	$(32,732,161)

20	NYLI MacKay Colorado Muni Fund

Class Z(d)	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	85,383	$832,316
Shares issued to shareholders in reinvestment of distributions	144,276	1,406,267
Shares redeemed	(1,676,055)	(16,377,565)
Net increase (decrease)	(1,446,396)	$(14,138,982)
Year ended March 31, 2024:
Shares sold	298,605	$2,911,433
Shares issued to shareholders in reinvestment of distributions	236,757	2,303,945
Shares redeemed	(3,093,283)	(29,986,517)
Net increase (decrease)	(2,557,921)	$(24,771,139)
Year ended March 31, 2023:
Shares sold	1,098,028	$10,682,101
Shares issued to shareholders in reinvestment of distributions	231,630	2,263,078
Shares redeemed	(3,387,310)	(33,121,108)
Net increase (decrease)	(2,057,652)	$(20,175,929)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the period ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Colorado Muni Fund (formerly MainStay MacKay Colorado Muni Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statements of operations and changes in net assets for the period April 1, 2024 to October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, changes in its net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.
The statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the years in the two-year period ended March 31, 2024, and the financial highlights for each of the years in the five-year period ended March 31, 2024 were audited by another independent registered public accountant whose report, dated May 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 13, 2024
22	NYLI MacKay Colorado Muni Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 99.7% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Public Accountant – NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund
The Board has selected KPMG LLP (“KPMG”) to serve as the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund’s (collectively referred to as the “Funds”),  independent registered public accounting firm for the fiscal period ended October 31, 2024. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on March 4, 2024. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, neither, the Funds, their portfolios nor anyone on their behalf consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).
Effective as of the close of business on July 19, 2024, the Predecessor Funds were reorganized into the respective Funds. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Funds’ independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of Tait.
Tait’s report on the Funds’ financial statements for the fiscal years ended March 31, 2024, and March 31, 2023, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, (i) there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.
The Funds requested Tait to furnish it with a letter addressed to the Securities and Exchange Commission stating whether Tait agrees with the statements contained above. A copy of that letter is attached hereto.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Management Agreement with respect to the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund (each a “Fund” and collectively, the “Funds”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”) with respect to each Fund (together, “Advisory Agreements”) must be approved initially and, following an initial term of up to two years, each is subject to annual review and approval by the Board of Trustees of New York Life Investments Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its March 4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), voting separately, unanimously approved each of the Advisory Agreements for an initial two-year period.
In reaching the decision to approve each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee between February 2024 and March 2024, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. The Board also considered information and materials furnished to the Board and its Committees throughout the year, as deemed relevant by the Trustees. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and MacKay that follow investment strategies similar to those proposed for each Fund and, when applicable, the rationale for differences in each Fund’s proposed management and subadvisory fees and the fees charged to such other investment advisory clients.  In addition, the Board considered information previously provided to the Board in connection with its review of the management and subadvisory agreements for other funds in the New York Life Investments Group of Funds, including those subadvised by MacKay, as deemed relevant to each Trustee.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board took into account information provided in advance of and during its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of each of the Advisory Agreements and investment performance reports on other funds in the New York Life Investments Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New
York Life Investments and MacKay personnel, including certain members of the proposed portfolio management team.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to other funds in the New York Life Investments Group of Funds by New York Life Investments, as deemed relevant and appropriate by the Trustees.  The Board also considered information regarding each Fund’s proposed distribution arrangements and information previously provided to the Board in connection with its review of the distribution arrangements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate by the Trustees.
In considering the approval of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to each Fund by New York Life Investments and MacKay; (ii) the qualifications of the proposed portfolio managers of each Fund and the historical investment performance of other investment advisory clients managed by such portfolio managers with investment strategies similar to those proposed for each Fund; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments and MacKay with respect to their relationships with each Fund; (iv) the extent to which any economies of scale may be realized if each Fund grows and the extent to which any economies of scale may be shared or benefit each Fund’s shareholders; and (v) the reasonableness of each Fund’s proposed management and subadvisory fees and estimated total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s proposed management fee and estimated total ordinary operating expenses as compared to the peer funds identified by New York Life Investments.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in proposing to sponsor and manage each Fund.  With respect to the

25

Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the Subadvisory Agreement.
The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of the management agreements and the subadvisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest in each Fund.
The factors that figured prominently in the Board’s decision to approve each of the Advisory Agreements during the Board’s March 4, 2024 meeting are summarized in more detail below. The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services to be Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of mutual funds and considered that each Fund would operate in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services proposed to be provided pursuant to this structure, including overseeing the services to be provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments would devote significant resources and time to providing management and administrative and other non-advisory services to each Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, each Fund’s investment performance and risks as well as
MacKay’s investment capabilities and subadvisory services with respect to each Fund.
The Board also considered the range of services that New York Life Investments would provide to the Funds under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Funds’ compliance program; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the New York Life Investments Group of Funds, and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments would provide certain other non-advisory services to the Funds and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay proposed to provide to each Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to other funds in the New York Life Investments Group of Funds and advising other portfolios, including other investment advisory clients with investment strategies similar to those proposed for each Fund, and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay. The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs relating to the New York Life Investments Group of Funds.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit each Fund.  In this regard, the Board considered the qualifications and experience of each Fund’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for each Fund, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
26

In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely benefit from the nature, extent and quality of these services.
Investment Performance
In connection with the Board’s consideration of each of the Advisory Agreements, the Board noted that the Funds had no investment performance track record because the Funds had not yet commenced investment operations, and the relevance of performance was considered by the Trustees in that context.  The Board discussed with New York Life Investments and MacKay each Fund’s proposed investment process and strategies.  Additionally, the Board considered the historical performance of other investment advisory clients with investment strategies similar to those proposed for each Fund.
Based on these considerations, among others, the Board concluded that its review of such investment performance and related information supported a determination to approve each of the Advisory Agreements.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by New York Life Investments and MacKay
The Board considered the anticipated costs of the services to be provided by New York Life Investments and MacKay under each of the Advisory Agreements. The Board also considered the expected profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fees would be paid directly by New York Life Investments, not the Funds, the Board considered the anticipated costs and profitability for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and MacKay and the expected profits to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the anticipated management of each Fund, and that New York Life Investments would be responsible for paying the subadvisory fee for each Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to be able to provide high-quality services to each Fund.  The Board recognized that each Fund would benefit from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board had concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s expected profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund, including reputational and other indirect benefits.  The Board recognized, for example, the potential benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers would provide research and other services to MacKay in exchange for commissions paid by each Fund with respect to trades in each Fund’s portfolio securities.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Funds, including the potential rationale for and costs associated with investments in this money market fund by the Funds, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to the Funds.
The Board observed that, in addition to fees to be earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates would also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the anticipated profitability of the relationship with each Fund to New York Life Investments and its affiliates, which was furnished to the Board as part of the annual contract renewal process for other funds in the New York Life Investments Group of Funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund were not excessive and other expected benefits that may
27

accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under each of the Advisory Agreements and each Fund’s estimated total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee to be paid by each Fund to New York Life Investments because the subadvisory fee to be paid to MacKay would be paid by New York Life Investments, not the Funds.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of each Fund’s proposed fees and estimated expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses charged by other investment advisers to similar mutual funds. The Board reviewed the group of peer funds constructed by New York Life Investments for comparative purposes. In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other funds in the New York Life Investments Group of Funds subadvised by MacKay that follow investment strategies similar to those proposed for each Fund.  The Board considered the contractual management fee schedule for each Fund as compared to that for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered that New York Life Investments was not proposing any contractual breakpoints and took into account the potential impact of voluntary waivers and expense limitation arrangements on each Fund’s net management fee and expenses. The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of each Fund’s proposed transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s proposed transfer agent, would charge each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the funds in the New York Life Investments Group of Funds.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the funds in the New York Life Investments Group of Funds.
The Board considered the extent to which transfer agent fees may contribute to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of NYLI Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of NYLI Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether each Fund’s proposed management fee and expense structure would permit any economies of scale to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of each Fund’s shareholders through each Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve each of the Advisory Agreements.
28

NYLI MacKay Oregon Muni Fund
(formerly known as MainStay MacKay Oregon Muni Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 96.2%
Long-Term Municipal Bonds 95.8%
Education 0.4%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,169,384
General 1.2%
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	4,130,381
General Obligation 57.4%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,616
Benton & Linn Counties Consolidated School District No. 509J & 509A, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,135,649
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,615,000	1,718,290
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	975,434
Chemeketa Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/25	2,000,000	2,002,037
City of Cannon Beach, Unlimited General Obligation
5.00%, due 6/1/49	750,000	800,040
City of Hermiston, Limited General Obligation
Insured: AGM
5.00%, due 12/1/38	450,000	502,708
City of Lebanon, Unlimited General Obligation
5.00%, due 6/1/25	1,165,000	1,175,360
	Principal Amount	Value

General Obligation (continued)
City of Molalla, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 6/1/49	$ 3,115,000	$ 3,066,087
City of Redmond, Limited General Obligation
Series B-1
5.00%, due 6/1/34	1,140,000	1,223,549
City of Salem, Unlimited General Obligation
Series B
5.00%, due 6/1/38	3,000,000	3,349,296
City of Tualatin, Unlimited General Obligation
5.00%, due 6/15/39	750,000	828,022
Clackamas & Washington Counties School District No. 3, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/26	3,500,000	3,540,815
Insured: School Bond Guaranty
5.00%, due 6/15/28	1,115,000	1,126,511
Insured: School Bond Guaranty
5.00%, due 6/15/34	1,000,000	1,126,738
Clackamas Community College District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/27	1,405,000	1,421,765
Clackamas County Fire District No. 1, Unlimited General Obligation
4.00%, due 6/1/30	1,020,000	1,044,986
4.00%, due 6/1/31	2,705,000	2,763,505
Clackamas County School District No. 12, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	4,725,000	4,958,612
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,100,000	1,170,352
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,000,000	1,058,565
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,125,217

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	$ 6,000,000	$ 2,668,438
Clackamas County School District No. 35, Molalla River, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/41	1,000,000	1,106,430
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,000,000	1,101,741
Insured: School Bond Guaranty
5.00%, due 6/15/43	1,000,000	1,097,256
Insured: School Bond Guaranty
5.00%, due 6/15/44	750,000	820,321
Clatsop County School District No. 1C, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,080,000	1,175,531
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,215,000	1,319,223
Clatsop County School District No. 30, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,590,000	1,727,060
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,083,084
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/34	1,115,000	1,203,622
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	3,067,137	1,978,303
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	3,742,000	3,534,365
Coos County School District No. 9, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,035,000	1,105,956
	Principal Amount	Value

General Obligation (continued)
Corbett Fire District No. 14, Unlimited General Obligation
Insured: AGM
5.00%, due 6/15/39	$ 400,000	$ 425,064
County of Benton, Limited General Obligation
5.00%, due 6/1/39	500,000	555,330
County of Clatsop, Unlimited General Obligation
5.00%, due 6/15/32	1,000,000	1,086,230
Curry County School District No. 1, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/39	500,000	547,741
Curry Health District, Unlimited General Obligation
5.00%, due 6/15/35	495,000	533,579
5.00%, due 6/15/36	520,000	559,316
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	3,000,000	3,071,842
Insured: School Bond Guaranty
4.00%, due 6/15/45	5,000,000	4,954,961
Insured: School Bond Guaranty
5.00%, due 6/15/37	1,540,000	1,737,725
Hillsboro School District No. 1J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/40	980,000	990,871
Insured: School Bond Guaranty
5.00%, due 6/15/30	3,105,000	3,271,361
Insured: School Bond Guaranty
5.00%, due 6/15/31	3,010,000	3,165,816
Insured: School Bond Guaranty
5.00%, due 6/15/34	2,000,000	2,096,821
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,620,000	1,741,684
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,970,000	6,288,735
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,000,000	2,093,263

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Lane County School District No. 4J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/35	$ 1,105,000	$ 1,126,933
Lebanon Rural Fire Protection District, Unlimited General Obligation
Insured: BAM
5.00%, due 6/15/40	560,000	596,958
Linn & Benton Counties School District No. 8J, Greater Albany, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,052,801
Insured: School Bond Guaranty
5.00%, due 6/15/32	2,035,000	2,137,189
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,535,260
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,160,000	1,287,936
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.25%, due 6/15/44	2,515,000	2,811,761
Marion County School District No. 103, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/28	1,000,000	1,011,448
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/26	1,305,000	1,305,458
Series A
4.00%, due 6/1/33	2,390,000	2,502,992
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,639,136
	Principal Amount	Value

General Obligation (continued)
Multnomah County School District No. 1, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/26	$ 2,970,000	$ 3,004,451
Insured: School Bond Guaranty
5.00%, due 6/15/37	3,000,000	3,385,179
Multnomah County School District No. 7, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/27	1,500,000	1,518,178
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,830,909
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	558,259
5.00%, due 6/1/37	600,000	664,517
Oregon City School District No. 62, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,310,000	1,393,754
Oregon Coast Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
(zero coupon), due 6/15/41 (a)	200,000	209,325
Insured: School Bond Guaranty
(zero coupon), due 6/15/42 (a)	400,000	415,200
Insured: School Bond Guaranty
(zero coupon), due 6/15/43 (a)	275,000	284,264
Insured: School Bond Guaranty
(zero coupon), due 6/15/44 (a)	375,000	386,372
Insured: School Bond Guaranty
(zero coupon), due 6/15/45 (a)	425,000	436,496
Insured: School Bond Guaranty
5.00%, due 6/15/25	1,770,000	1,771,321
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	1,945,000	1,995,475
5.00%, due 6/1/30	2,060,000	2,110,895
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	1,515,000	1,518,627
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Portland Community College District, Unlimited General Obligation
5.00%, due 6/15/38	$ 1,250,000	$ 1,405,828
Redmond Area Park & Recreation District, Unlimited General Obligation
5.00%, due 6/15/38	660,000	734,428
Salem-Keizer School District No. 24J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	5,000,000	5,337,896
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,135,000	1,252,345
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,101,841
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/35	2,000,000	2,180,470
Santiam Canyon School District 129J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,200,000	1,279,722
Seaside School District No. 10, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	1,000,000	1,053,578
State of Oregon, Unlimited General Obligation
Series A
5.00%, due 5/1/25	750,000	750,677
Series A
5.25%, due 5/1/42	2,280,000	2,593,948
State of Oregon, Article XI-M & XI-N Seismic Projects, Unlimited General Obligation
Series E
5.00%, due 6/1/39	900,000	974,556
State of Oregon, Article XI-M, XI-N & XI-P State Grant Programs, Unlimited General Obligation
Series D
5.00%, due 6/1/37	1,000,000	1,132,845
	Principal Amount	Value

General Obligation (continued)
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	$ 1,605,000	$ 1,809,824
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
4.00%, due 5/1/39	2,905,000	2,924,695
Series A
5.00%, due 5/1/33	2,000,000	2,261,916
Series A
5.00%, due 5/1/37	2,300,000	2,601,865
Series A
5.00%, due 5/1/44	3,000,000	3,156,501
State of Oregon, Higher Education, Unlimited General Obligation
Series O
5.00%, due 8/1/27	1,000,000	1,013,600
Series L
5.00%, due 8/1/32	1,300,000	1,368,472
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AGM-CR
2.15%, due 12/1/34	2,000,000	1,647,501
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,365,551
Tillamook Bay Community College District, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/35	1,290,000	1,444,624
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/36	1,450,000	1,618,269
Umatilla County School District No. 6R, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/36	1,435,000	1,612,922
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/38	1,010,000	1,123,897

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	$ 2,390,000	$ 2,389,889
Washington & Clackamas Counties School District No. 23J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	2,405,000	2,533,856
Washington Clackamas & Yamhill Counties School District No. 88J, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,000,000	2,148,886
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,928,449
Washington County School District No. 13, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	1,500,000	617,062
Washington County School District No. 15, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/37	625,000	700,260
		189,143,090
Hospital 3.3%
Medford Hospital Facilities Authority, Asante Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/37	830,000	886,469
Oregon Health & Science University, Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/28	1,250,000	1,288,772
Series B
5.00%, due 7/1/34	1,400,000	1,434,927
	Principal Amount	Value

Hospital (continued)
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	$ 2,255,000	$ 2,419,347
Oregon State Facilities Authority, Samaritan Health Services, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/40	1,685,000	1,740,330
Salem Hospital Facility Authority, Salem Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/30	1,130,000	1,213,745
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc., Revenue Bonds
5.00%, due 7/1/28	135,000	140,678
5.00%, due 7/1/29	175,000	183,629
5.00%, due 7/1/30	200,000	210,486
5.00%, due 7/1/31	665,000	700,418
5.00%, due 7/1/32	500,000	526,723
		10,745,524
Other Revenue 10.6%
City of Eugene, City of Eugene OR Electric Utility System, Revenue Bonds
Series A
5.00%, due 8/1/30	2,250,000	2,325,025
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series B
5.00%, due 10/1/25	2,000,000	2,002,742
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	1,000,000	1,000,355
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,753,021
Metro, Oregon Convention Center Hotel Project, Revenue Bonds
5.00%, due 6/15/31	750,000	784,957
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (b)	$ 3,000,000	$ 3,026,353
Oregon State Lottery, Revenue Bonds
Series A, Insured: Moral Obligation
5.00%, due 4/1/41	1,300,000	1,450,142
Series A
5.00%, due 4/1/41	1,500,000	1,638,067
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	4,212,000	4,172,883
Series A-1
4.55%, due 7/1/40	1,238,000	1,244,104
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	5,000,000	5,564,300
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/30	1,000,000	1,060,159
Series F
5.00%, due 1/1/31	1,000,000	1,066,558
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (c)
Series B
5.00%, due 11/1/32	1,000,000	1,074,804
Series B
5.00%, due 11/1/34	1,200,000	1,283,464
Series B
5.00%, due 11/1/36	500,000	532,250
Series B
5.00%, due 11/1/39	2,760,000	2,923,177
		34,902,361
Transportation 11.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/40	100,000	107,408
Series B
5.00%, due 10/1/41	150,000	160,070
	Principal Amount	Value

Transportation (continued)
Antonio B Won Pat International Airport Authority, Revenue Bonds (continued)
Series A
5.25%, due 10/1/39 (d)	$ 200,000	$ 213,600
Port of Portland, Airport, Revenue Bonds
Series 33
5.00%, due 7/1/28	1,000,000	1,011,539
Series 27-A
5.00%, due 7/1/35 (d)	4,290,000	4,497,151
Series 30-A
5.25%, due 7/1/44 (d)	8,000,000	8,677,483
State of Oregon, Department of Transportation, Revenue Bonds
Series A
5.00%, due 11/15/28	5,000,000	5,003,038
State of Oregon, Department of Transportation, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/15/26	1,040,000	1,040,595
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/37	900,000	982,269
Series A
5.00%, due 11/15/39	7,385,000	8,256,500
Series A
5.00%, due 11/15/41	1,355,000	1,501,118
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,112,350
Series A
5.00%, due 10/1/31	3,000,000	3,162,269
		36,725,390
Utilities 0.6%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	770,000	790,361
Series A
5.00%, due 10/1/41	500,000	536,507
Series A
5.00%, due 10/1/43	580,000	616,131
		1,942,999

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer 11.2%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	$ 1,760,000	$ 1,904,746
5.00%, due 4/1/37	1,850,000	1,998,620
5.00%, due 4/1/41	2,175,000	2,439,153
5.00%, due 4/1/42	2,285,000	2,551,811
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
2.00%, due 6/15/29	750,000	690,496
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
4.00%, due 3/1/34	5,000,000	5,152,195
Series A
4.50%, due 5/1/31	5,405,000	5,500,049
Series A
5.00%, due 12/1/43	1,040,000	1,135,889
City of Portland, Water System, Revenue Bonds, First Lien
Series A
4.00%, due 4/1/35	1,000,000	1,035,364
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	1,740,000	1,874,188
Series A
5.00%, due 5/1/35	3,580,000	4,114,244
Tualatin Valley Water District, Revenue Bonds
5.00%, due 6/1/38	1,000,000	1,128,327
5.00%, due 6/1/43	3,450,000	3,819,532
5.00%, due 6/1/45	3,265,000	3,553,059
		36,897,673
Total Long-Term Municipal Bonds (Cost $316,700,133)		315,656,802
	Principal Amount	Value
Short-Term Municipal Notes 0.4%
Hospital 0.4%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
4.00%, due 8/1/34 (e)	$ 1,300,000	$ 1,300,000
Total Short-Term Municipal Notes (Cost $1,300,000)		1,300,000
Total Municipal Bonds (Cost $318,000,133)		316,956,802

	Shares
Short-Term Investment 3.3%
Unaffiliated Investment Company 3.3%
BlackRock Liquidity Funds MuniCash, 3.143% (f)	10,840,556	10,841,640
Total Short-Term Investment (Cost $10,841,640)		10,841,640
Total Investments (Cost $328,841,773)	99.5%	327,798,442
Other Assets, Less Liabilities	0.5	1,603,443
Net Assets	100.0%	$ 329,401,885

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Step coupon—Rate shown was the rate in effect as of October 31, 2024.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of October 31, 2024.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of October 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments October 31, 2024†^ (continued)
Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 315,656,802	$ —	$ 315,656,802
Short-Term Municipal Notes	—	1,300,000	—	1,300,000
Total Municipal Bonds	—	316,956,802	—	316,956,802
Short-Term Investment
Unaffiliated Investment Company	10,841,640	—	—	10,841,640
Total Investments in Securities	$ 10,841,640	$ 316,956,802	$ —	$ 327,798,442

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Oregon Muni Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $328,841,773)	$327,798,442
Receivables:
Interest	4,836,039
Investment securities sold	3,804,257
Fund shares sold	120,322
Other assets	28,614
Total assets	336,587,674
Liabilities
Payables:
Investment securities purchased	6,344,624
Fund shares redeemed	388,472
Professional fees	112,056
Manager (See Note 3)	100,835
NYLIFE Distributors (See Note 3)	27,481
Custodian	20,852
Shareholder communication	15,136
Transfer agent (See Note 3)	8,810
Trustees	658
Accrued expenses	2,254
Distributions payable	164,611
Total liabilities	7,185,789
Net assets	$329,401,885
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$32,142
Additional paid-in-capital	357,695,092
357,727,234
Total distributable earnings (loss)	(28,325,349)
Net assets	$329,401,885
Class A
Net assets applicable to outstanding shares	$679,359
Shares of beneficial interest outstanding	66,290
Net asset value per share outstanding	$10.25
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$10.57
Class C
Net assets applicable to outstanding shares	$1,944,168
Shares of beneficial interest outstanding	189,791
Net asset value and offering price per share outstanding	$10.24
Class I
Net assets applicable to outstanding shares	$121,798,684
Shares of beneficial interest outstanding	11,889,249
Net asset value and offering price per share outstanding	$10.24
Class Z
Net assets applicable to outstanding shares	$204,979,674
Shares of beneficial interest outstanding	19,997,045
Net asset value per share outstanding	$10.25
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$10.57

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Operations for the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024
Investment Income (Loss)
Income
Interest	$6,630,807	$12,132,756
Expenses
Investment Adviser fee (See Note 3)	897,836	1,769,411
Distribution and service fee (See Note 3)	203,966	421,845
Transfer and shareholder servicing agent fees (See Note 3)	123,864	210,622
Registration fees and dues	26,393	48,919
Shareholders’ reports	19,104	26,635
Auditing and tax fees	91,798	34,300
Custodian fees	21,307	15,888
Trustees’ fees and expenses	49,102	142,456
Compliance services	4,234	10,376
Legal fees	58,943	190,950
Credit facility fees	6,891	14,242
Insurance	68,909	27,546
Miscellaneous	9,324	44,105
Total expenses before waiver/reimbursement	1,581,671	2,957,295
Expense waiver of fees and reimbursement of expenses (See Note 3)	(57,677)	(8,471)
Net expenses	1,523,994	2,948,824
Net investment income (loss)	5,106,813	9,183,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(3,626,477)	(7,082,998)
Futures transactions	29,625	—
Net realized gain (loss)	(3,596,852)	(7,082,998)
Net change in unrealized appreciation (depreciation) on investments	785,251	1,957,443
Net realized and unrealized gain (loss)	(2,811,601)	(5,125,555)
Net increase (decrease) in net assets resulting from operations	$2,295,212	$4,058,377

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Oregon Muni Fund

Statements of Changes in Net Assets
for the period April 1, 2024 through October 31, 2024 and the years ended March 31, 2024 and March 31, 2023
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$5,106,813	$9,183,932	$8,801,545
Net realized gain (loss)	(3,596,852)	(7,082,998)	(11,452,662)
Net change in unrealized appreciation (depreciation)	785,251	1,957,443	3,987,362
Net increase (decrease) in net assets resulting from operations	2,295,212	4,058,377	1,336,245
Distributions to shareholders:
Class A	(4,186)	—	—
Class C	(25,561)	(31,075)	(45,501)
Class F	(55,496)(b)	(154,829)	(108,260)
Class I	(2,203,923)	(3,681,678)	(3,452,942)
Class Z	(3,380,148)	(5,316,348)	(5,506,085)
Total distributions to shareholders	(5,669,314)	(9,183,930)	(9,112,788)
Capital share transactions:
Net proceeds from sales of shares	14,378,548	71,450,148	127,872,332
Net asset value of shares issued to shareholders in reinvestment of distributions	4,536,909	7,195,596	7,379,661
Cost of shares redeemed	(94,464,438)	(137,870,692)	(246,482,295)
Increase (decrease) in net assets derived from capital share transactions	(75,548,981)	(59,224,948)	(111,230,302)
Net increase (decrease) in net assets	(78,923,083)	(64,350,501)	(119,006,845)
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024	Year Ended March 31, 2023
Net Assets
Beginning of period	$408,324,968	$472,675,469	$591,682,314
End of period	$329,401,885	$408,324,968	$472,675,469

(a)	The Fund changed its fiscal year end from March 31 to October 31.
(b)	Upon completion of the reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the predecessor fund.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
July 22, 2024^ through October 31,
Class A	2024
Net asset value at beginning of period	$10.32
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss)	(0.05)
Total from investment operations	0.02
Less distributions:
From net investment income	(0.09)
Net asset value at end of period	$10.25
Total investment return (b)	0.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	2.39%
Net expenses††(c)	0.80%
Expenses (before waiver/reimbursement)††(c)	0.87%
Portfolio turnover rate (d)	23%
Net assets at end of period (in 000’s)	$679

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.34	$10.43	$10.54	$11.23	$11.12	$10.97
Net investment income (loss) (b)	0.10	0.12	0.09	0.06	0.08	0.12
Net realized and unrealized gain (loss)	(0.07)	(0.09)	(0.10)	(0.69)	0.11	0.15
Total from investment operations	0.03	0.03	(0.01)	(0.63)	0.19	0.27
Less distributions:
From net investment income	(0.13)	(0.12)	(0.10)	(0.06)	(0.08)	(0.12)
Net asset value at end of period	$10.24	$10.34	$10.43	$10.54	$11.23	$11.12
Total investment return	0.20%(c)	0.31%	(0.11)%	(5.62)%	1.72%	2.43%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.70%††	1.16%	0.85%	0.56%	0.73%	1.05%
Net expenses	1.42%††(d)	1.57%	1.55%	1.51%	1.56%	1.56%
Expenses (before waiver/reimbursement)	1.45%††(d)	1.57%	1.55%	1.52%	1.57%	1.57%
Portfolio turnover rate	23%(e)	22%	12%	13%	5%	12%
Net assets at end of period (in 000's)	$1,944	$2,456	$3,363	$7,397	$13,475	$16,284

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Oregon Muni Fund

Financial Highlights selected per share data and ratios
	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.34	$10.44	$10.55	$11.24	$11.12	$10.97
Net investment income (loss) (b)	0.16	0.22	0.19	0.17	0.19	0.23
Net realized and unrealized gain (loss)	(0.08)	(0.10)	(0.10)	(0.69)	0.13	0.15
Total from investment operations	0.08	0.12	0.09	(0.52)	0.32	0.38
Less distributions:
From net investment income	(0.18)	(0.22)	(0.20)	(0.17)	(0.20)	(0.23)
Net asset value at end of period	$10.24	$10.34	$10.44	$10.55	$11.24	$11.12
Total investment return	0.67%(c)	1.22%	0.90%	(4.66)%	2.83%	3.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.49%††	2.17%	1.87%	1.56%	1.71%	2.04%
Net expenses	0.62%††(d)	0.57%	0.55%	0.51%	0.56%	0.56%
Expenses (before waiver/reimbursement)	0.65%††(d)	0.57%	0.55%	0.52%	0.57%	0.57%
Portfolio turnover rate	23%(e)	22%	12%	13%	5%	12%
Net assets at end of period (in 000's)	$121,799	$161,447	$168,995	$238,353	$281,294	$235,384

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$10.35	$10.45	$10.55	$11.25	$11.13	$10.98
Net investment income (loss) (b)	0.14	0.21	0.18	0.16	0.18	0.21
Net realized and unrealized gain (loss)	(0.07)	(0.10)	(0.10)	(0.70)	0.12	0.15
Total from investment operations	0.07	0.11	0.08	(0.54)	0.30	0.36
Less distributions:
From net investment income	(0.17)	(0.21)	(0.18)	(0.16)	(0.18)	(0.21)
Net asset value at end of period	$10.25	$10.35	$10.45	$10.55	$11.25	$11.13
Total investment return	0.58%(c)	1.07%	0.84%	(4.89)%	2.68%	3.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.35%††	2.02%	1.72%	1.41%	1.57%	1.90%
Net expenses	0.77%††(d)	0.72%	0.70%	0.66%	0.71%	0.71%
Expenses (before waiver/reimbursement)	0.80%††(d)	0.72%	0.70%	0.67%	0.72%	0.72%
Portfolio turnover rate	23%(e)	22%	12%	13%	5%	12%
Net assets at end of period (in 000's)	$204,980	$236,625	$294,172	$340,901	$379,288	$375,487

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Oregon Muni Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Oregon Muni Fund (formerly known as MainStay MacKay Oregon Muni Fund) (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Trust of Oregon Fund (the “Predecessor Fund'), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z and Class C shares of the Fund assumed the performance, financial and other information of the Class A and Class C shares, respectively, of the Predecessor Fund. Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 5, 1996
Class I	April 5, 1996
Class Z	Jun 1, 1986
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Oregon income taxes.
Effective at the close of business on July 19, 2024, the Fund changed its fiscal and tax year end from March 31 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

17

Notes to Financial Statements (continued)
market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period July 22, 2024 through October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

18	NYLI MacKay Oregon Muni Fund

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying
19

Notes to Financial Statements (continued)
securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 3.32% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values.

20	NYLI MacKay Oregon Muni Fund

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2024:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk	Total
Futures Transactions	$29,625	$29,625
Total Net Realized Gain (Loss)	$29,625	$29,625

Average Notional Amount	Total
Futures Contracts Short (a)	$(9,487,266)

(a)	Positions were open for two months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective July 22, 2024, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets.
Prior to July 22, 2024, Aquila served as the Manager to the Fund. Under a previous Advisory and Administration Agreement, the Predecessor Fund paid Aquila a monthly fee that accrued daily at an annual rate of 0.40% of the Fund's average daily net assets. During the period ended October 31, 2024, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.42%.
Effective July 22, 2024, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired
(underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.71%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period July 22, 2024 through October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $428,347 and waived fees and/or reimbursed certain class specific expenses in the amount of $57,677 and paid the Subadvisor fees in the amount of $186,112.
For the period April 1, 2024 through July 21, 2024, Aquila earned fees from the Fund in the amount of $469,489 and waived and/or reimbursed certain class specific expenses in the amount of $10.
Effective July 22, 2024, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Prior to July 22, 2024, these services were provided by BNY Mellon Investment Servicing (US) Inc. ("BNY").
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  Effective July 22, 2024, the Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan effective July 22, 2024, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class A	$353	$—	$—
Pursuant to the Class C Plan effective July 22, 2024, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service
21

Notes to Financial Statements (continued)
fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Prior to July 22, 2024, under separate distribution and service plans, the Class C shares of the Predecessor Fund paid distribution fees for the sale and distribution of Class C shares at an annual rate of 0.75% and paid service fees for providing personal services and/or maintenance of Class C shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Class C shares.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class C	$2,891	$7,250	$26,873
Pursuant to the Class Z Plan effective July 22, 2024, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.15% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Prior to July 22, 2024, the Fund's Class Z shares were historically the Class A shares of the Predecessor Fund and, under a distribution plan, the Class A shares of the Predecessor Fund paid distribution fees for the sale and distribution of Class A shares at an annual rate of 0.15% of the average daily net assets of the Class A shares.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class Z	$88,771	$104,701	$394,972
Class I shares are not subject to a distribution and/or service fee. The Predecessor Fund's Class F shares and Class Y shares were not subject to distribution and/or service fees.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Class C and Class Z shares during the period July 22, 2024 through October 31, 2024, of $2,547, $28 and $52, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. Effective July 22, 2024, NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the period July 22, 2024 through October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$71	$—
Class C	579	—
Class I	17,644	—
Class Z	29,590	—
The Fund's Class Z shares are historically the Class A shares of the Predecessor Fund. The Fund's Class I shares are historically the Class F and Class Y shares of the Predecessor Fund.
Prior to July 22, 2024, these services were provided by BNY. The transfer agent expenses incurred by the Fund and any applicable waivers for the period April 1, 2024 through July 21, 2024, were as follows:
Class	Expense	Waived
Class C	$473	$—
Class I	29.883	—
Class Z	45,624	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$24,973	3.7%

22	NYLI MacKay Oregon Muni Fund

Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$328,841,773	$1,258,983	$(2,302,314)	$(1,043,331)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$350,070	$(26,733,828)	$(898,260)	$(1,043,331)	$(28,325,349)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to dividends payable.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $26,733,828, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5,618	$21,116
During the period from April 1, 2024 through October 31, 2024 and the years ended March 31, 2024 and March 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024(a)	2024	2023
Distributions paid from:
Ordinary Income	$14,412	$275,977	$139,268
Exempt Interest Dividends	5,654,902	8,907,953	8,973,520
Total	$5,669,314	$9,183,930	$9,112,788

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
Effective July 22, 2024, JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Prior to July 22, 2024, these services were provided by The Bank of New York Mellon.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks.
During the period April 1, 2024 through June 28, 2024, the Aquila Group of Funds, which included the Predecessor Fund, held a $40 million credit agreement with The Bank of New York Mellon with a commitment fee of 0.17% per annum. During the period ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund or Predecessor Fund under either credit agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the period ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund or Predecessor Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $80,566 and $157,754, respectively.
23

Notes to Financial Statements (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the period April 1, 2024 through October 31, 2024, and years ended March 31, 2024 and March 31, 2023, were as follows:
Class A(a)	Shares	Amount
Period ended October 31, 2024:
Shares sold	65,895	$680,967
Shares issued to shareholders in reinvestment of distributions	405	4,186
Shares redeemed	(10)	(105)
Net increase (decrease)	66,290	$685,048

Class C	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	5,409	$55,683
Shares issued to shareholders in reinvestment of distributions	2,479	25,511
Shares redeemed	(55,582)	(573,619)
Net increase (decrease)	(47,694)	$(492,425)
Year ended March 31, 2024:
Shares sold	60,380	$626,551
Shares issued to shareholders in reinvestment of distributions	2,938	30,160
Shares redeemed	(148,100)	(1,510,841)
Net increase (decrease)	(84,782)	$(854,130)
Year ended March 31, 2023:
Shares sold	43,267	$447,137
Shares issued to shareholders in reinvestment of distributions	4,216	43,405
Shares redeemed	(427,066)	(4,390,557)
Net increase (decrease)	(379,583)	$(3,900,015)

Class F	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	43,391	$443,985
Shares issued to shareholders in reinvestment of distributions	5,427	55,496
Shares redeemed	(136,460)	(1,397,999)
Net increase (decrease) in shares outstanding before conversion	(87,642)	(898,518)
Shares converted from Class F (See Note 1)(c)	(667,275)	(6,874,400)
Net increase (decrease)	(754,917)	$(7,772,918)
Year ended March 31, 2024:
Shares sold	301,323	$3,103,194
Shares issued to shareholders in reinvestment of distributions	15,079	154,831
Shares redeemed	(150,656)	(1,544,896)
Net increase (decrease)	165,746	$1,713,129
Year ended March 31, 2023:
Shares sold	293,279	$3,018,860
Shares issued to shareholders in reinvestment of distributions	10,511	108,245
Shares redeemed	(192,222)	(1,975,773)
Net increase (decrease)	111,568	$1,151,332

Class I(d)	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	1,167,568	$12,038,580
Shares issued to shareholders in reinvestment of distributions	131,845	1,356,391
Shares redeemed	(5,708,498)	(58,838,410)
Net increase (decrease) in shares outstanding before conversion	(4,409,085)	(45,443,439)
Shares converted into Class I (See Note 1)(c)	686,370	7,080,334
Net increase (decrease)	(3,722,715)	$(38,363,105)
Year ended March 31, 2024:
Shares sold	5,710,588	$58,649,721
Shares issued to shareholders in reinvestment of distributions	209,161	2,148,865
Shares redeemed	(6,492,910)	(66,543,483)
Net increase (decrease)	(573,161)	$(5,744,897)
Year ended March 31, 2023:
Shares sold	9,592,499	$98,530,817
Shares issued to shareholders in reinvestment of distributions	212,625	2,190,757
Shares redeemed	(16,219,126)	(166,622,250)
Net increase (decrease)	(6,414,002)	$(65,900,676)

24	NYLI MacKay Oregon Muni Fund

Class Z(e)	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	112,609	$1,159,333
Shares issued to shareholders in reinvestment of distributions	300,697	3,095,325
Shares redeemed	(3,267,598)	(33,654,305)
Net increase (decrease) in shares outstanding before conversion	(2,854,292)	(29,399,647)
Shares converted from Class Z (See Note 1)	(19,878)	(205,934)
Net increase (decrease)	(2,874,170)	$(29,605,581)
Year ended March 31, 2024:
Shares sold	881,973	$9,070,682
Shares issued to shareholders in reinvestment of distributions	472,887	4,861,740
Shares redeemed	(6,643,717)	(68,271,472)
Net increase (decrease)	(5,288,857)	$(54,339,050)
Year ended March 31, 2023:
Shares sold	2,503,450	$25,875,518
Shares issued to shareholders in reinvestment of distributions	488,456	5,037,254
Shares redeemed	(7,131,445)	(73,493,715)
Net increase (decrease)	(4,139,539)	$(42,580,943)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class F shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(e)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the period ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Oregon Muni Fund (formerly MainStay MacKay Oregon Muni Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statements of operations and changes in net assets for the period April 1, 2024 to October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, changes in its net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.
The statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the years in the two-year period ended March 31, 2024, and the financial highlights for each of the years in the five-year period ended March 31, 2024 were audited by another independent registered public accountant whose report, dated May 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 13, 2024
26	NYLI MacKay Oregon Muni Fund

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 99.7% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
27

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Public Accountant – NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund
The Board has selected KPMG LLP (“KPMG”) to serve as the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund’s (collectively referred to as the “Funds”),  independent registered public accounting firm for the fiscal period ended October 31, 2024. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on March 4, 2024. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, neither, the Funds, their portfolios nor anyone on their behalf consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).
Effective as of the close of business on July 19, 2024, the Predecessor Funds were reorganized into the respective Funds. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Funds’ independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of Tait.
Tait’s report on the Funds’ financial statements for the fiscal years ended March 31, 2024, and March 31, 2023, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, (i) there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.
The Funds requested Tait to furnish it with a letter addressed to the Securities and Exchange Commission stating whether Tait agrees with the statements contained above. A copy of that letter is attached hereto.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
28

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Management Agreement with respect to the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund (each a “Fund” and collectively, the “Funds”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”) with respect to each Fund (together, “Advisory Agreements”) must be approved initially and, following an initial term of up to two years, each is subject to annual review and approval by the Board of Trustees of New York Life Investments Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its March 4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), voting separately, unanimously approved each of the Advisory Agreements for an initial two-year period.
In reaching the decision to approve each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee between February 2024 and March 2024, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. The Board also considered information and materials furnished to the Board and its Committees throughout the year, as deemed relevant by the Trustees. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and MacKay that follow investment strategies similar to those proposed for each Fund and, when applicable, the rationale for differences in each Fund’s proposed management and subadvisory fees and the fees charged to such other investment advisory clients.  In addition, the Board considered information previously provided to the Board in connection with its review of the management and subadvisory agreements for other funds in the New York Life Investments Group of Funds, including those subadvised by MacKay, as deemed relevant to each Trustee.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board took into account information provided in advance of and during its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of each of the Advisory Agreements and investment performance reports on other funds in the New York Life Investments Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New
York Life Investments and MacKay personnel, including certain members of the proposed portfolio management team.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to other funds in the New York Life Investments Group of Funds by New York Life Investments, as deemed relevant and appropriate by the Trustees.  The Board also considered information regarding each Fund’s proposed distribution arrangements and information previously provided to the Board in connection with its review of the distribution arrangements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate by the Trustees.
In considering the approval of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to each Fund by New York Life Investments and MacKay; (ii) the qualifications of the proposed portfolio managers of each Fund and the historical investment performance of other investment advisory clients managed by such portfolio managers with investment strategies similar to those proposed for each Fund; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments and MacKay with respect to their relationships with each Fund; (iv) the extent to which any economies of scale may be realized if each Fund grows and the extent to which any economies of scale may be shared or benefit each Fund’s shareholders; and (v) the reasonableness of each Fund’s proposed management and subadvisory fees and estimated total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s proposed management fee and estimated total ordinary operating expenses as compared to the peer funds identified by New York Life Investments.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in proposing to sponsor and manage each Fund.  With respect to the

29

Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the Subadvisory Agreement.
The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of the management agreements and the subadvisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest in each Fund.
The factors that figured prominently in the Board’s decision to approve each of the Advisory Agreements during the Board’s March 4, 2024 meeting are summarized in more detail below. The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services to be Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of mutual funds and considered that each Fund would operate in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services proposed to be provided pursuant to this structure, including overseeing the services to be provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments would devote significant resources and time to providing management and administrative and other non-advisory services to each Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, each Fund’s investment performance and risks as well as
MacKay’s investment capabilities and subadvisory services with respect to each Fund.
The Board also considered the range of services that New York Life Investments would provide to the Funds under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Funds’ compliance program; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the New York Life Investments Group of Funds, and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments would provide certain other non-advisory services to the Funds and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay proposed to provide to each Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to other funds in the New York Life Investments Group of Funds and advising other portfolios, including other investment advisory clients with investment strategies similar to those proposed for each Fund, and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay. The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs relating to the New York Life Investments Group of Funds.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit each Fund.  In this regard, the Board considered the qualifications and experience of each Fund’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for each Fund, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
30

In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely benefit from the nature, extent and quality of these services.
Investment Performance
In connection with the Board’s consideration of each of the Advisory Agreements, the Board noted that the Funds had no investment performance track record because the Funds had not yet commenced investment operations, and the relevance of performance was considered by the Trustees in that context.  The Board discussed with New York Life Investments and MacKay each Fund’s proposed investment process and strategies.  Additionally, the Board considered the historical performance of other investment advisory clients with investment strategies similar to those proposed for each Fund.
Based on these considerations, among others, the Board concluded that its review of such investment performance and related information supported a determination to approve each of the Advisory Agreements.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by New York Life Investments and MacKay
The Board considered the anticipated costs of the services to be provided by New York Life Investments and MacKay under each of the Advisory Agreements. The Board also considered the expected profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fees would be paid directly by New York Life Investments, not the Funds, the Board considered the anticipated costs and profitability for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and MacKay and the expected profits to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the anticipated management of each Fund, and that New York Life Investments would be responsible for paying the subadvisory fee for each Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to be able to provide high-quality services to each Fund.  The Board recognized that each Fund would benefit from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board had concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s expected profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund, including reputational and other indirect benefits.  The Board recognized, for example, the potential benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers would provide research and other services to MacKay in exchange for commissions paid by each Fund with respect to trades in each Fund’s portfolio securities.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Funds, including the potential rationale for and costs associated with investments in this money market fund by the Funds, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to the Funds.
The Board observed that, in addition to fees to be earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates would also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the anticipated profitability of the relationship with each Fund to New York Life Investments and its affiliates, which was furnished to the Board as part of the annual contract renewal process for other funds in the New York Life Investments Group of Funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund were not excessive and other expected benefits that may
31

accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under each of the Advisory Agreements and each Fund’s estimated total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee to be paid by each Fund to New York Life Investments because the subadvisory fee to be paid to MacKay would be paid by New York Life Investments, not the Funds.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of each Fund’s proposed fees and estimated expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses charged by other investment advisers to similar mutual funds. The Board reviewed the group of peer funds constructed by New York Life Investments for comparative purposes. In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other funds in the New York Life Investments Group of Funds subadvised by MacKay that follow investment strategies similar to those proposed for each Fund.  The Board considered the contractual management fee schedule for each Fund as compared to that for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered that New York Life Investments was not proposing any contractual breakpoints and took into account the potential impact of voluntary waivers and expense limitation arrangements on each Fund’s net management fee and expenses. The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of each Fund’s proposed transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s proposed transfer agent, would charge each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the funds in the New York Life Investments Group of Funds.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the funds in the New York Life Investments Group of Funds.
The Board considered the extent to which transfer agent fees may contribute to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of NYLI Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of NYLI Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether each Fund’s proposed management fee and expense structure would permit any economies of scale to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of each Fund’s shareholders through each Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve each of the Advisory Agreements.
32

NYLI MacKay Utah Muni Fund
(formerly known as MainStay MacKay Utah Muni Fund)

Annual Report - Financial Statements and Other Information
October 31, 2024

Portfolio of Investments October 31, 2024†^
	Principal Amount	Value
Municipal Bonds 95.4%
Long-Term Municipal Bonds 94.2%
Education 22.5%
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (a)	$ 2,500,000	$ 2,654,653
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Revenue Bonds
Insured: PSF-GTD
3.00%, due 8/15/41	1,900,000	1,606,878
County of Salt Lake, Westminster College, Revenue Bonds
5.00%, due 10/1/25	1,010,000	1,014,068
5.00%, due 10/1/29	1,845,000	1,842,500
Grand County School District Local Building Authority, Revenue Bonds
Insured: AGM
5.00%, due 12/15/34	1,665,000	1,688,558
Local Building Authority of Alpine School District, Revenue Bonds
4.00%, due 3/15/28	985,000	1,011,863
Ogden City School District Municipal Building Authority, Revenue Bonds
5.00%, due 1/15/30	1,125,000	1,182,358
University of Utah (The), Revenue Bonds
Series A
4.00%, due 8/1/36	500,000	501,983
Series B-1
5.00%, due 8/1/35	1,000,000	1,030,926
Series B-1
5.00%, due 8/1/36	1,500,000	1,545,354
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Series B, Insured: AGM
5.00%, due 6/1/36	690,000	712,796
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	931,867
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,470,000	1,546,946
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,500,727
	Principal Amount	Value

Education (continued)
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (b)
Series A
4.75%, due 11/15/24	$ 120,000	$ 119,999
Series A
5.55%, due 11/15/34	1,655,000	1,656,032
Series A
5.85%, due 11/15/44	3,280,000	3,281,061
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,819,176
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	1,300,000	1,311,778
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/37	1,000,000	992,168
Insured: UT CSCE
5.00%, due 4/15/29	1,710,000	1,711,417
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	1,000,000	1,000,981
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,420,000	1,381,250
Utah Charter School Finance Authority, Quest Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	500,000	506,281
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	826,970
Utah Charter School Finance Authority, Spectrum Academy, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/33	625,000	627,511

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Utah Charter School Finance Authority, Utah Charter Academies, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/25	$ 500,000	$ 506,095
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	855,000	855,543
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,095,429
Insured: UT CSCE
5.00%, due 10/15/38	1,095,000	1,095,317
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	1,080,000	1,064,730
Utah Charter School Finance Authority, Voyage Academy, Revenue Bonds (b)
5.00%, due 3/15/27	460,000	460,021
5.50%, due 3/15/37	2,350,000	2,350,118
5.60%, due 3/15/47	4,600,000	4,588,028
Utah Charter School Finance Authority, Wasatch Peak Academy, Revenue Bonds
Series A, Insured: UT CSCE
5.00%, due 10/15/29	740,000	740,633
Series A, Insured: UT CSCE
5.00%, due 10/15/36	700,000	700,513
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	1,883,485
Series B
4.00%, due 12/1/30	1,105,000	1,114,237
Weber State University, Student Facilities System, Revenue Bonds
Insured: AGM
5.00%, due 4/1/29	750,000	805,206
		53,265,456
General 4.7%
City of Eagle Mountain City, Assessment Area 2013-1, Special Assessment
5.25%, due 5/1/28	90,000	90,070
	Principal Amount	Value

General (continued)
City of Mesquite, Special Improvement District Canyon Crest, Special Assessment
5.50%, due 8/1/25	$ 10,000	$ 10,036
City of South Jordan, Daybreak Assessment Area No. 1, Special Assessment
4.00%, due 11/1/30	10,000	10,088
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	1,210,000	1,211,810
5.75%, due 1/15/33	3,805,000	3,810,628
Main Street Market Square Redevelopment Authority, City of Houston Reinvestment Zone No. 3, Tax Allocation
Insured: BAM
5.00%, due 9/1/30	1,000,000	1,017,890
Midvale Redevelopment Agency, Bingham Junction Project Area, Tax Allocation
5.00%, due 5/1/31	1,230,000	1,302,395
5.00%, due 5/1/32	1,000,000	1,042,979
Utah Transit Authority, Revenue Bonds
Series A
5.00%, due 6/15/37	1,560,000	1,576,991
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	500,000	519,665
5.00%, due 10/1/37	500,000	519,664
		11,112,216
General Obligation 7.7%
Cache County School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/43	3,000,000	2,968,513
City of Port Arthur, Limited General Obligation
Insured: BAM
5.00%, due 2/15/41	1,000,000	1,073,171
City of Reno, Capital Improvement, Limited General Obligation
Series A
5.00%, due 6/1/28	1,000,000	1,000,934
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,263,733	1,460,108

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	$ 2,698,000	$ 2,548,294
County of Clark, Detention Center, Limited General Obligation
4.00%, due 6/1/37	1,000,000	1,014,889
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	1,000,000	1,056,817
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	1,385,000	1,385,329
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	954,264
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (b)	2,205,000	1,800,990
Port of Olympia, Limited General Obligation
Series B
5.00%, due 12/1/31 (a)	1,385,000	1,461,660
Port of Vancouver, Limited General Obligation
Series A
5.00%, due 12/1/33 (a)	555,000	596,544
Wylie Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
(zero coupon), due 8/15/32	1,000,000	750,372
		18,071,885
Hospital 0.4%
County of Miami-Dade, Jackson Health System, Revenue Bonds
Series A
5.00%, due 6/1/29	1,000,000	1,009,538
	Principal Amount	Value

Housing 2.3%
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	$ 1,375,000	$ 1,264,727
Insured: AGM
5.00%, due 6/1/30	1,800,000	1,815,779
Washington State Housing Finance Commission, Revenue Bonds
Series 2
4.084%, due 3/20/40	2,498,910	2,409,253
		5,489,759
Other Revenue 39.3%
Alaska Housing Finance Corp., Veterans Mortgage Program, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.00%, due 6/1/36	525,000	517,385
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,000,000	1,028,205
Alaska Municipal Bond Bank Authority, Revenue Bonds (a)
Series 1
5.00%, due 2/1/31	565,000	585,795
Series 1
5.00%, due 2/1/32	590,000	610,524
Series 2
5.00%, due 12/1/37	90,000	95,659
City of Bountiful, Sales Tax, Revenue Bonds
5.00%, due 7/1/36	500,000	560,190
5.00%, due 7/1/43	550,000	596,876
City of Dallas Housing Finance Corp., 8004 West Virginia Drive Owner LP, Revenue Bonds
Series A, Insured: FNMA
4.35%, due 10/1/41	3,825,000	3,831,906
City of Draper, Sales & Use Tax, Revenue Bonds
4.00%, due 11/15/39	765,000	775,710
City of Herriman City, Revenue Bonds
Series B
4.00%, due 8/1/30	2,135,000	2,150,515
Series B
5.00%, due 8/1/33	1,515,000	1,532,116
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
City of Jacksonville, Revenue Bonds
Series C
5.25%, due 10/1/37	$ 1,000,000	$ 1,131,198
City of Ogden City, Sales Tax, Revenue Bonds
5.00%, due 1/15/36	1,550,000	1,736,377
City of Riverton, Franchise & Sales Tax, Revenue Bonds
4.00%, due 6/1/30	750,000	754,203
City of South Salt Lake, Sales Tax, Revenue Bonds
5.00%, due 7/15/49	3,000,000	3,226,998
City of St. George, Sales Tax, Revenue Bonds
5.00%, due 8/1/38	1,385,000	1,542,483
5.00%, due 8/1/43	1,770,000	1,928,938
City of Watertown, Sales Tax, Revenue Bonds
Insured: BAM
3.00%, due 12/1/34	1,110,000	1,029,315
City of West Valley City, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	3,225,000	1,868,392
Consolidated Municipalities Electric Power Systems Joint Powers Board, City of Gillette Electric System, Revenue Bonds
5.25%, due 6/1/37	250,000	278,596
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,006,124
County of Miami-Dade, Transit System, Revenue Bonds
5.00%, due 7/1/34	1,000,000	1,009,396
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	750,000	802,081
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	743,886
5.00%, due 6/1/36	750,000	792,451
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/29	300,000	324,042
	Principal Amount	Value

Other Revenue (continued)
Lehi Local Building Authority, Revenue Bonds (continued)
5.00%, due 6/15/30	$ 500,000	$ 545,876
5.25%, due 6/15/37	225,000	248,590
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	2,545,000	2,631,250
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	1,000,000	1,077,840
Ogden City Redevelopment Agency, Sales Tax, Revenue Bonds
5.00%, due 1/15/48	1,500,000	1,593,374
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	2,957,000	2,929,538
Series A-1
4.55%, due 7/1/40	868,000	872,280
Salt Lake City Local Building Authority, Revenue Bonds
Series A
4.00%, due 4/15/32	395,000	399,387
Series A
4.00%, due 4/15/36	460,000	463,070
Series A
5.00%, due 4/15/32	600,000	628,210
Series A
5.00%, due 4/15/35	1,075,000	1,122,688
Salt Lake City Mosquito Abatement District Local Building Authority, Revenue Bonds
5.00%, due 2/15/29	730,000	758,316
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	1,000,000	1,122,455
South Jordan Redevelopment Agency, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,007,456
Southeast Alaska Power Agency, Revenue Bonds
5.25%, due 6/1/30	1,170,000	1,171,683

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Summit County, Transportation Sales Tax, Revenue Bonds
4.00%, due 12/15/29	$ 1,450,000	$ 1,472,214
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	795,000	798,286
5.00%, due 3/1/32	905,000	908,680
5.00%, due 3/1/34	745,000	748,029
Utah Housing Corp., Revenue Bonds
Series D, Insured: FHA
3.85%, due 1/1/31 (a)	2,805,000	2,785,272
Series D-2, Insured: FHA
4.00%, due 1/1/36	480,000	480,005
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	2,000,000	1,998,477
Series B-1, Class I
4.60%, due 7/1/34	525,000	525,325
Series B-1, Class II
4.625%, due 7/1/32	20,000	20,009
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	985,000	1,061,962
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,500,000	3,923,158
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	1,002,878
5.25%, due 10/15/36	535,000	580,377
5.25%, due 10/15/39	555,000	595,182
5.50%, due 10/15/44	750,000	804,931
5.50%, due 10/15/48	750,000	794,064
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	1,115,000	1,133,119
4.00%, due 10/15/37	905,000	911,432
4.25%, due 10/15/42	1,125,000	1,131,810
Utah Infrastructure Agency, City of Layton Service Contract, Revenue Bonds
5.00%, due 10/15/30	500,000	532,345
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	1,000,000	966,847
4.00%, due 10/15/42	1,000,000	915,579
	Principal Amount	Value

Other Revenue (continued)
Utah Infrastructure Agency, West Haven Project, Revenue Bonds
5.00%, due 10/15/35	$ 1,200,000	$ 1,323,032
Utah Municipal Power Agency, Revenue Bonds
Series B
5.00%, due 7/1/38	2,900,000	2,969,182
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
3.00%, due 5/15/29	1,775,000	1,774,602
3.00%, due 5/15/29	1,000,000	982,682
4.00%, due 5/15/30	940,000	962,942
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	3,000,000	2,156,057
Series C, Insured: AGM
5.25%, due 6/15/32	195,000	217,233
Utah Transit Authority, Revenue Bonds, Senior Lien
5.00%, due 6/15/41	2,500,000	2,796,317
5.00%, due 6/15/42	2,500,000	2,784,665
Vancouver Housing Authority, Anthem Park & Columbia Housing Project, Revenue Bonds
3.00%, due 6/1/38	500,000	437,863
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/29	1,000,000	1,035,600
5.00%, due 10/1/34	1,000,000	1,031,264
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AGM
5.00%, due 2/1/34	1,000,000	1,039,087
Insured: AGM
5.00%, due 2/1/34	300,000	320,746
West Valley City Redevelopment Agency, Revenue Bonds
5.00%, due 11/1/36	1,885,000	1,951,902
		92,904,529
Transportation 9.3%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.00%, due 10/1/37	100,000	108,366
Series B
5.00%, due 10/1/42	100,000	106,170
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
Antonio B Won Pat International Airport Authority, Revenue Bonds (continued)
Series A
5.25%, due 10/1/37 (a)	$ 175,000	$ 186,832
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/42	2,500,000	2,692,051
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien
Series A
5.50%, due 8/1/44 (a)	1,750,000	1,902,267
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/25 (a)	175,000	176,329
Series A
5.00%, due 7/1/28 (a)	1,000,000	1,050,457
Series A
5.00%, due 7/1/29 (a)	1,000,000	1,046,425
Series B
5.00%, due 7/1/30	895,000	934,497
Series B
5.00%, due 7/1/31	850,000	885,929
Series B
5.00%, due 7/1/31	500,000	530,909
Series A
5.00%, due 7/1/35 (a)	500,000	536,780
Series B
5.00%, due 7/1/37	1,525,000	1,571,704
Series A
5.25%, due 7/1/36 (a)	2,125,000	2,344,816
Series A
5.25%, due 7/1/38 (a)	250,000	274,091
County of Lee, Airport, Revenue Bonds
5.25%, due 10/1/49 (a)	2,000,000	2,138,892
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 10/1/41 (a)	1,000,000	972,825
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/38 (a)	1,000,000	1,037,927
	Principal Amount	Value

Transportation (continued)
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/42 (a)	$ 1,000,000	$ 1,075,971
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/38	2,525,000	2,516,317
		22,089,555
Utilities 2.4%
City of Lehi, Electric, Revenue Bonds
5.00%, due 6/1/31	850,000	901,526
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,500,000	1,377,953
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/33	375,000	418,189
Series A
5.00%, due 7/1/35	375,000	414,419
Series A
5.00%, due 7/1/36	100,000	111,535
Series A
5.00%, due 7/1/37	100,000	110,905
Series A
5.00%, due 7/1/41 (c)	1,100,000	1,211,052
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
5.00%, due 5/15/30	1,000,000	1,007,797
		5,553,376
Water & Sewer 5.6%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AGM-CR
3.00%, due 3/1/32	1,215,000	1,195,327
Series B, Insured: AGM-CR
3.00%, due 3/1/33	1,255,000	1,210,956
Central Weber Sewer Improvement District, Revenue Bonds
Series A
5.00%, due 3/1/36	550,000	621,911

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	$ 725,000	$ 611,001
City of Knoxville, Water System, Revenue Bonds
Series EE
2.00%, due 3/1/29	1,555,000	1,454,719
City of Salt Lake City, Public Utilities, Revenue Bonds
4.00%, due 2/1/37	500,000	514,360
5.00%, due 2/1/32	1,000,000	1,022,968
5.00%, due 2/1/33	1,400,000	1,432,155
5.00%, due 2/1/35	1,000,000	1,022,349
City of Vineyard, Water & Sewer, Revenue Bonds
Insured: BAM
5.25%, due 5/1/48	695,000	748,676
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AGM
5.00%, due 10/1/31	500,000	500,723
Jordan Valley Water Conservancy District, Revenue Bonds
Series B
4.00%, due 10/1/32	1,000,000	1,014,399
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	1,000,000	1,000,645
Weber Basin Water Conservancy District, Revenue Bonds
Series A
4.00%, due 10/1/31	915,000	915,200
		13,265,389
Total Long-Term Municipal Bonds (Cost $223,447,138)		222,761,703
Short-Term Municipal Notes 1.2%
Hospital 0.2%
County of Utah, Intermountain Healthcare Obligated Group, Revenue Bonds
Series C
3.85%, due 5/15/58 (d)	400,000	400,000
	Principal Amount	Value

Other Revenue 1.0%
Lewisburg Industrial Development Board, Waste Management, Inc. of Tennessee, Revenue Bonds
4.25%, due 7/2/35 (a)(d)	$ 2,500,000	$ 2,500,000
Total Short-Term Municipal Notes (Cost $2,900,000)		2,900,000
Total Municipal Bonds (Cost $226,347,138)		225,661,703

	Shares
Short-Term Investment 4.6%
Unaffiliated Investment Company 4.6%
BlackRock Liquidity Funds MuniCash, 3.143% (e)	10,918,216	10,919,307
Total Short-Term Investment (Cost $10,919,307)		10,919,307
Total Investments (Cost $237,266,445)	100.0%	236,581,010
Other Assets, Less Liabilities	(0.0)‡	(66,636)
Net Assets	100.0%	$ 236,514,374

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Delayed delivery security.
(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of October 31, 2024.

Abbreviation(s):
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments October 31, 2024†^ (continued)
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PSF-GTD—Permanent School Fund Guaranteed
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of October 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 222,761,703	$ —	$ 222,761,703
Short-Term Municipal Notes	—	2,900,000	—	2,900,000
Total Municipal Bonds	—	225,661,703	—	225,661,703
Short-Term Investment
Unaffiliated Investment Company	10,919,307	—	—	10,919,307
Total Investments in Securities	$ 10,919,307	$ 225,661,703	$ —	$ 236,581,010

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Utah Muni Fund

Statement of Assets and Liabilities as of October 31, 2024
Assets
Investment in securities, at value (identified cost $237,266,445)	$236,581,010
Receivables:
Interest	2,424,334
Investment securities sold	560,148
Fund shares sold	550,166
Other assets	24,323
Total assets	240,139,981
Liabilities
Payables:
Investment securities purchased	1,754,391
Fund shares redeemed	1,532,913
Professional fees	104,329
Manager (See Note 3)	74,499
NYLIFE Distributors (See Note 3)	22,543
Custodian	22,471
Shareholder communication	11,805
Transfer agent (See Note 3)	8,732
Trustees	479
Accrued expenses	2,252
Distributions payable	91,193
Total liabilities	3,625,607
Net assets	$236,514,374
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$24,575
Additional paid-in-capital	259,674,562
259,699,137
Total distributable earnings (loss)	(23,184,763)
Net assets	$236,514,374
Class A
Net assets applicable to outstanding shares	$1,910,232
Shares of beneficial interest outstanding	198,803
Net asset value per share outstanding	$9.61
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.91
Class C
Net assets applicable to outstanding shares	$5,552,974
Shares of beneficial interest outstanding	577,753
Net asset value and offering price per share outstanding	$9.61
Class I
Net assets applicable to outstanding shares	$112,924,614
Shares of beneficial interest outstanding	11,715,734
Net asset value and offering price per share outstanding	$9.64
Class Z
Net assets applicable to outstanding shares	$116,126,554
Shares of beneficial interest outstanding	12,082,981
Net asset value per share outstanding	$9.61
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.91

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Operations for the period April 1, 2024 through October 31, 2024 and the year ended March 31, 2024
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024
Investment Income (Loss)
Income
Interest	$5,261,977	$9,609,865
Expenses
Investment Adviser fee (See Note 3)	720,097	1,520,712
Distribution and service fee (See Note 3)	176,835	397,900
Transfer and shareholder servicing agent fees (See Note 3)	109,647	180,798
Registration fees and dues	22,624	45,753
Shareholders’ reports	10,600	17,595
Auditing and tax fees	89,442	29,800
Custodian fees	23,090	12,710
Trustees’ fees and expenses	33,991	107,170
Fund accounting fees	24,436	91,135
Compliance services	4,242	10,361
Legal fees	42,791	136,860
Credit facility fees	4,770	9,678
Insurance	47,775	19,687
Miscellaneous	6,461	21,970
Total expenses before waiver/reimbursement	1,316,801	2,602,129
Expense waiver of fees and reimbursement of expenses (See Note 3)	(53,706)	(60,828)
Net expenses	1,263,095	2,541,301
Net investment income (loss)	3,998,882	7,068,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(6,450,334)	(4,172,166)
Net change in unrealized appreciation (depreciation) on investments	4,831,673	1,799,250
Net realized and unrealized gain (loss)	(1,618,661)	(2,372,916)
Net increase (decrease) in net assets resulting from operations	$2,380,221	$4,695,648

(a)	The Fund changed its fiscal year end from March 31 to October 31.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Utah Muni Fund

Statements of Changes in Net Assets
for the period April 1, 2024 through October 31, 2024 and the years ended March 31, 2024 and March 31, 2023
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,998,882	$7,068,564	$7,893,755
Net realized gain (loss)	(6,450,334)	(4,172,166)	(6,769,413)
Net change in unrealized appreciation (depreciation)	4,831,673	1,799,250	(3,703,981)
Net increase (decrease) in net assets resulting from operations	2,380,221	4,695,648	(2,579,639)
Distributions to shareholders:
Class A	(4,109)	—	—
Class C	(74,529)	(114,079)	(161,045)
Class F	(28,242)(b)	(129,150)	(204,897)
Class I	(2,139,556)	(3,231,350)	(3,563,470)
Class Z	(2,078,387)	(3,593,528)	(4,194,934)
Total distributions to shareholders	(4,324,823)	(7,068,107)	(8,124,346)
Capital share transactions:
Net proceeds from sales of shares	24,431,670	43,669,425	84,684,805
Net asset value of shares issued to shareholders in reinvestment of distributions	3,787,890	6,086,419	7,002,338
Cost of shares redeemed	(70,901,845)	(98,071,503)	(186,239,548)
Increase (decrease) in net assets derived from capital share transactions	(42,682,285)	(48,315,659)	(94,552,405)
Net increase (decrease) in net assets	(44,626,887)	(50,688,118)	(105,256,390)
	Period April 1, 2024 through October 31, 2024(a)	Year Ended March 31, 2024	Year Ended March 31, 2023
Net Assets
Beginning of period	$281,141,261	$331,829,379	$437,085,769
End of period	$236,514,374	$281,141,261	$331,829,379

(a)	The Fund changed its fiscal year end from March 31 to October 31.
(b)	Upon completion of the reorganization, Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the predecessor fund.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
July 22, 2024^ through October 31,
Class A	2024
Net asset value at beginning of period	$9.65
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss)	(0.02)
Total from investment operations	0.05
Less distributions:
From net investment income	(0.09)
Net asset value at end of period	$9.61
Total investment return (b)	0.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)††	2.77%
Net expenses††(c)	0.80%
Expenses (before waiver/reimbursement)††(c)	0.85%
Portfolio turnover rate (d)	34%
Net assets at end of period (in 000’s)	$1,910

^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.69	$9.73	$9.94	$10.60	$10.49	$10.35
Net investment income (loss) (b)	0.11	0.14	0.12	0.10	0.12	0.16
Net realized and unrealized gain (loss)	(0.06)	(0.04)	(0.20)	(0.66)	0.11	0.14
Total from investment operations	0.05	0.10	(0.08)	(0.56)	0.23	0.30
Less distributions:
From net investment income	(0.13)	(0.14)	(0.13)	(0.10)	(0.12)	(0.16)
Net asset value at end of period	$9.61	$9.69	$9.73	$9.94	$10.60	$10.49
Total investment return	0.49%(c)	1.05%	(0.78)%	(5.35)%	2.21%	2.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.01%††	1.45%	1.26%	0.93%	1.14%	1.52%
Net expenses	1.48%††(d)	1.70%	1.67%	1.62%	1.65%	1.68%
Expenses (before waiver/reimbursement)	1.54%††(d)	1.72%	1.69%	1.64%	1.67%	1.70%
Portfolio turnover rate	34%(e)	11%	12%	19%	6%	8%
Net assets at end of period (in 000's)	$5,553	$6,265	$9,886	$16,332	$27,208	$30,650

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Utah Muni Fund

Financial Highlights selected per share data and ratios
	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.71	$9.75	$9.97	$10.63	$10.52	$10.39
Net investment income (loss) (b)	0.16	0.24	0.22	0.20	0.23	0.26
Net realized and unrealized gain (loss)	(0.05)	(0.04)	(0.21)	(0.66)	0.11	0.14
Total from investment operations	0.11	0.20	0.01	(0.46)	0.34	0.40
Less distributions:
From net investment income	(0.18)	(0.24)	(0.23)	(0.20)	(0.23)	(0.27)
Net asset value at end of period	$9.64	$9.71	$9.75	$9.97	$10.63	$10.52
Total investment return	1.05%(c)	2.07%	0.12%	(4.38)%	3.23%	3.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.79%††	2.46%	2.27%	1.93%	2.14%	2.51%
Net expenses	0.69%††(d)	0.71%	0.67%	0.62%	0.65%	0.68%
Expenses (before waiver/reimbursement)	0.75%††(d)	0.73%	0.69%	0.64%	0.67%	0.70%
Portfolio turnover rate	34%(e)	11%	12%	19%	6%	8%
Net assets at end of period (in 000's)	$112,925	$126,760	$136,585	$186,090	$194,855	$153,536

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2024#(a)	2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.68	$9.73	$9.94	$10.60	$10.50	$10.36
Net investment income (loss) (b)	0.14	0.22	0.20	0.18	0.21	0.24
Net realized and unrealized gain (loss)	(0.04)	(0.05)	(0.20)	(0.66)	0.10	0.14
Total from investment operations	0.10	0.17	—	(0.48)	0.31	0.38
Less distributions:
From net investment income	(0.17)	(0.22)	(0.21)	(0.18)	(0.21)	(0.24)
Net asset value at end of period	$9.61	$9.68	$9.73	$9.94	$10.60	$10.50
Total investment return	0.91%(c)	1.76%	0.01%	(4.58)%	2.93%	3.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.54%††	2.25%	2.07%	1.73%	1.94%	2.31%
Net expenses	0.94%†† (d)(e)	0.91%	0.87%	0.82%	0.85%	0.88%
Expenses (before waiver/reimbursement)	0.96%††(d)	0.93%	0.89%	0.84%	0.87%	0.90%
Portfolio turnover rate	34%(f)	11%	12%	19%	6%	8%
Net assets at end of period (in 000's)	$116,127	$144,320	$178,489	$223,563	$252,020	$229,473

#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Expense waiver/reimbursement less than 0.01%.
(f)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Utah Muni Fund

Notes to Financial Statements
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) (formerly known as MainStay Funds Trust) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Utah Muni Fund (formerly known as MainStay MacKay Utah Muni Fund) (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Fund For Utah (the “Predecessor Fund'), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z and Class C shares of the Fund assumed the performance, financial and other information of the Class A and Class C shares, respectively, of the Predecessor Fund. Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	Jul 22, 2024
Class C	May 21, 1996
Class I	May 21, 1996
Class Z	Jul 24, 1992
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. In addition, depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Utah income taxes.
Effective at the close of business on July 19, 2024, the Fund changed its fiscal and tax year end from March 31 to October 31.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

Notes to Financial Statements (continued)
market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of October 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period July 22, 2024 through October 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

18	NYLI MacKay Utah Muni Fund

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method and includes any realized gains and losses from repayments of principal on mortgage-backed securities. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying

Notes to Financial Statements (continued)
securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of October 31, 2024, are shown in the Portfolio of Investments.
(H) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the territory Puerto Rico as of October 31, 2024, that represent 3.30% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges from the Covid pandemic and 2017 Irma and Maria hurricanes, Federal Covid and Hurricane Disaster relief funding have aided the Commonwealth economy. However, there is no guarantee that the Commonwealth will be able to continue to utilize remaining federal disaster recovery funding given labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and MacKay Shields, New York Life Investments pays for the services of the Subadvisor.
Effective July 22, 2024, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets.
Prior to July 22, 2024, Aquila served as the Manager to the Fund. Under a previous Advisory and Administration Agreement, the Predecessor Fund paid Aquila a monthly fee that accrued daily at an annual rate of 0.50% of the Fund's average daily net assets. During the period ended October 31, 2024, the effective management fee rate (exclusive of any applicable waivers/reimbursements) was 0.48%.
Effective July 22, 2024, New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation,

20	NYLI MacKay Utah Muni Fund

extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.90%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the period July 22, 2024 through October 31, 2024, New York Life Investments earned fees from the Fund in the amount of $310,824 and waived fees and/or reimbursed certain class specific expenses in the amount of $37,335 and paid the Subadvisor fees in the amount of $137,513.
For the period April 1, 2024 through July 21, 2024, Aquila earned fees from the Fund in the amount of $409,273 and waived and/or reimbursed certain class specific expenses in the amount of $16,371.
Effective July 22, 2024, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative  operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Prior to July 22, 2024, these services were provided by BNY Mellon Investment Servicing (US) Inc. ("BNY").
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  Effective July 22, 2024, the Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan effective July 22, 2024, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class A	$323	$—	$—
Pursuant to the Class C Plan effective July 22, 2024, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Prior to July 22, 2024, under separate distribution and service plans, the Class C shares of the Predecessor Fund paid distribution fees for the sale and distribution of Class C shares at an annual rate of 0.75% and paid service fees for providing personal services and/or maintenance of Class C shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Class C shares.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class C	$7,840	$17,631	$78,914
Pursuant to the Class Z Plan effective July 22, 2024, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.20% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Prior to July 22, 2024, the Fund's Class Z shares were historically the Class A shares of the Predecessor Fund and, under a distribution plan, the Class A shares of the Predecessor Fund paid distribution fees for the sale and distribution of Class A shares at an annual rate of 0.20% of the average daily net assets of the Class A shares.
	July 22 through October 31, 2024	April 1, 2024 through July 21, 2024	Year Ended March 31, 2024
	Expense	Expense	Expense
Class Z	$67,707	$83,334	$318,986
Class I shares are not subject to a distribution and/or service fee. The Predecessor Fund's Class F shares and Class Y shares were not subject to distribution and/or service fees.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges. The Fund was also advised that the Distributor retained CDSCs on repurchases of Class A and Class C shares during the period July 22, 2024 through October 31, 2024, of $1,965 and $8, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. Effective July 22, 2024, NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency

Notes to Financial Statements (continued)
expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until February 28, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the period July 22, 2024 through October 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$64	$—
Class C	1,568	—
Class I	16,761	—
Class Z	16,926	—
The Fund's Class Z shares are historically the Class A shares of the Predecessor Fund. The Fund's Class I shares are historically the Class F and Class Y shares of the Predecessor Fund.
Prior to July 22, 2024, these services were provided by BNY. The transfer agent expenses incurred by the Fund and any applicable waivers for the period April 1, 2024 through July 21, 2024, were as follows:
Class	Expense	Waived
Class C	$1,607	$—
Class I	34,777	—
Class Z	37,944	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged in addition to the transfer agent fee an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of October 31, 2024, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$25,043	1.3%
Note 4-Federal Income Tax
As of October 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$237,266,445	$787,873	$(1,473,308)	$(685,435)
As of October 31, 2024, the components of accumulated gain (loss) on a tax basis were as follows:
Ordinary Income	Undistributed Tax Exempt Income	Accumulated Capital and Other Gain (Loss)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Gain (Loss)
$—	$385,859	$(22,174,413)	$(710,774)	$(685,435)	$(23,184,763)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily due to dividends payable.
As of October 31, 2024, for federal income tax purposes, capital loss carryforwards of $22,174,413, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,724	$17,450
During the period from April 1, 2024 through October 31, 2024 and the years ended March 31, 2024 and March 31, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2024(a)	2024	2023
Distributions paid from:
Ordinary Income	$94,692	$199,003	$90,734
Exempt Interest Dividends	4,230,131	6,869,104	8,033,612
Total	$4,324,823	$7,068,107	$8,124,346

(a)	The Fund changed its fiscal year end from March 31 to October 31.
Note 5–Custodian
Effective July 22, 2024, JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.

22	NYLI MacKay Utah Muni Fund

Prior to July 22, 2024, these services were provided by The Bank of New York Mellon.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 23, 2024, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 22, 2025, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks.
During the period April 1, 2024 through June 28, 2024, the Aquila Group of Funds, which included the Predecessor Fund, held a $40 million credit agreement with The Bank of New York Mellon with a commitment fee of 0.17% per annum. During the period ended October 31, 2024, there were no borrowings made or outstanding with respect to the Fund or Predecessor Fund under either credit agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the period ended October 31, 2024, there were no interfund loans made or outstanding with respect to the Fund or Predecessor Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the period ended October 31, 2024, purchases and sales of securities, other than short-term securities, were $84,925 and $127,775, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the period April 1, 2024 through October 31, 2024, and years ended March 31, 2024 and March 31, 2023, were as follows:
Class A(a)	Shares	Amount
Period ended October 31, 2024:
Shares sold	260,657	$2,526,542
Shares issued to shareholders in reinvestment of distributions	309	2,978
Shares redeemed	(62,278)	(606,654)
Net increase (decrease) in shares outstanding before conversion	198,688	1,922,866
Shares converted into Class A (See Note 1)	115	1,125
Net increase (decrease)	198,803	$1,923,991

Class C	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	73,484	$710,667
Shares issued to shareholders in reinvestment of distributions	7,057	68,067
Shares redeemed	(149,457)	(1,441,575)
Net increase (decrease) in shares outstanding before conversion	(68,916)	(662,841)
Shares converted from Class C (See Note 1)	(115)	(1,125)
Net increase (decrease)	(69,031)	$(663,966)
Year ended March 31, 2024:
Shares sold	53,990	$516,800
Shares issued to shareholders in reinvestment of distributions	11,457	109,676
Shares redeemed	(434,940)	(4,163,545)
Net increase (decrease)	(369,493)	$(3,537,069)
Year ended March 31, 2023:
Shares sold	145,689	$1,402,613
Shares issued to shareholders in reinvestment of distributions	15,895	153,085
Shares redeemed	(787,783)	(7,605,227)
Net increase (decrease)	(626,199)	$(6,049,529)

Notes to Financial Statements (continued)
Class F	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	56,587	$547,662
Shares issued to shareholders in reinvestment of distributions	2,926	28,242
Shares redeemed	(66,170)	(640,944)
Net increase (decrease) in shares outstanding before conversion	(6,657)	(65,040)
Shares converted from Class F (See Note 1)(c)	(382,550)	(3,719,763)
Net increase (decrease)	(389,207)	$(3,784,803)
Year ended March 31, 2024:
Shares sold	175,544	$1,699,575
Shares issued to shareholders in reinvestment of distributions	13,420	129,150
Shares redeemed	(501,646)	(4,833,506)
Net increase (decrease)	(312,682)	$(3,004,781)
Year ended March 31, 2023:
Shares sold	348,791	$3,401,443
Shares issued to shareholders in reinvestment of distributions	21,159	204,899
Shares redeemed	(778,321)	(7,542,773)
Net increase (decrease)	(408,371)	$(3,936,431)

Class I(d)	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	1,877,276	$18,162,911
Shares issued to shareholders in reinvestment of distributions	193,352	1,869,393
Shares redeemed	(3,847,206)	(37,296,685)
Net increase (decrease) in shares outstanding before conversion	(1,776,578)	(17,264,381)
Shares converted into Class I (See Note 1)(c)	442,468	4,288,760
Net increase (decrease)	(1,334,110)	$(12,975,621)
Year ended March 31, 2024:
Shares sold	3,101,181	$29,915,243
Shares issued to shareholders in reinvestment of distributions	286,077	2,746,198
Shares redeemed	(4,339,538)	(41,686,051)
Net increase (decrease)	(952,280)	$(9,024,610)
Year ended March 31, 2023:
Shares sold	5,176,739	$50,081,712
Shares issued to shareholders in reinvestment of distributions	312,773	3,020,064
Shares redeemed	(10,151,902)	(97,883,375)
Net increase (decrease)	(4,662,390)	$(44,781,599)

Class Z(e)	Shares	Amount
Period ended October 31, 2024:(b)
Shares sold	257,890	$2,483,888
Shares issued to shareholders in reinvestment of distributions	188,814	1,819,210
Shares redeemed	(3,207,698)	(30,915,987)
Net increase (decrease) in shares outstanding before conversion	(2,760,994)	(26,612,889)
Shares converted from Class Z (See Note 1)	(58,466)	(568,997)
Net increase (decrease)	(2,819,460)	$(27,181,886)
Year ended March 31, 2024:
Shares sold	1,202,497	$11,537,807
Shares issued to shareholders in reinvestment of distributions	323,919	3,101,395
Shares redeemed	(4,972,102)	(47,388,401)
Net increase (decrease)	(3,445,686)	$(32,749,199)
Year ended March 31, 2023:
Shares sold	3,089,845	$29,799,037
Shares issued to shareholders in reinvestment of distributions	376,276	3,624,290
Shares redeemed	(7,600,622)	(73,208,173)
Net increase (decrease)	(4,134,501)	$(39,784,846)

(a)	The inception date of the class was July 22, 2024.
(b)	The Fund changed its fiscal year end from March 31 to October 31.
(c)	Class F shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(d)	Class Y shares of the Predecessor Fund converted to Class I shares of the Fund effective at the close of business on July 19, 2024.
(e)	Class A shares of the Predecessor Fund converted to Class Z shares of the Fund effective at the close of business on July 19, 2024.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the period ended October 31, 2024, events and transactions subsequent to October 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

24	NYLI MacKay Utah Muni Fund

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Fund and Board of Trustees
New York Life Investments Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of NYLI MacKay Utah Muni Fund (formerly MainStay MacKay Utah Muni Fund) (the Fund), one of the funds constituting New York Life Investments Funds Trust (formerly MainStay Funds Trust), including the portfolio of investments, as of October 31, 2024, the related statements of operations and changes in net assets for the period April 1, 2024 to October 31, 2024, and the related notes (collectively, the financial statements) and the financial highlights for the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations, changes in its net assets and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.
The statement of operations for the year ended March 31, 2024, the statement of changes in net assets for each of the years in the two-year period ended March 31, 2024, and the financial highlights for each of the years in the five-year period ended March 31, 2024 were audited by another independent registered public accountant whose report, dated May 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more New York Life Investment Management investment companies since 2003.
Philadelphia, Pennsylvania
December 13, 2024

Federal Income Tax Information
(Unaudited)
The Fund is required under the Internal Revenue Code to advise shareholders in a written statement as to the federal tax status of dividends paid by the Fund during such fiscal years.
For Federal individual income tax purposes, the Fund designated 97.8% of the ordinary income dividends paid during its fiscal year ended October 31, 2024 as attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.
In February 2025, shareholders will receive an IRS Form 1099-DIV or substitute Form 1099, which will show the federal tax status of the distributions received by shareholders in calendar year 2024. The amounts that will be reported on such 1099-DIV or substitute Form 1099 will be the amounts you are to use on your federal income tax return and will differ from the amounts which we must report for the Fund's fiscal year ended October 31, 2024.
26	NYLI MacKay Utah Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Change in Independent Public Accountant – NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund
The Board has selected KPMG LLP (“KPMG”) to serve as the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund’s (collectively referred to as the “Funds”),  independent registered public accounting firm for the fiscal period ended October 31, 2024. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on March 4, 2024. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, neither, the Funds, their portfolios nor anyone on their behalf consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).
Effective as of the close of business on July 19, 2024, the Predecessor Funds were reorganized into the respective Funds. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Funds’ independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Funds or the Board with the performance of Tait.
Tait’s report on the Funds’ financial statements for the fiscal years ended March 31, 2024, and March 31, 2023, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended March 31, 2024 and March 31, 2023, (i) there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Funds’ financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.
The Funds requested Tait to furnish it with a letter addressed to the Securities and Exchange Commission stating whether Tait agrees with the statements contained above. A copy of that letter is attached hereto.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The Management Agreement with respect to the NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund and NYLI MacKay Utah Muni Fund (each a “Fund” and collectively, the “Funds”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and MacKay Shields LLC (“MacKay”) with respect to each Fund (together, “Advisory Agreements”) must be approved initially and, following an initial term of up to two years, each is subject to annual review and approval by the Board of Trustees of New York Life Investments Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its March 4, 2024 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”), voting separately, unanimously approved each of the Advisory Agreements for an initial two-year period.
In reaching the decision to approve each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and MacKay in connection with a contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee between February 2024 and March 2024, including information and materials furnished by New York Life Investments and MacKay in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below. The Board also considered information and materials furnished to the Board and its Committees throughout the year, as deemed relevant by the Trustees. The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and MacKay that follow investment strategies similar to those proposed for each Fund and, when applicable, the rationale for differences in each Fund’s proposed management and subadvisory fees and the fees charged to such other investment advisory clients.  In addition, the Board considered information previously provided to the Board in connection with its review of the management and subadvisory agreements for other funds in the New York Life Investments Group of Funds, including those subadvised by MacKay, as deemed relevant to each Trustee.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board took into account information provided in advance of and during its meetings throughout the year, including, among other items, information regarding the legal standards and fiduciary obligations applicable to its consideration of each of the Advisory Agreements and investment performance reports on other funds in the New York Life Investments Group of Funds prepared by the Investment Consulting Group of New York Life Investments as well as presentations from New
York Life Investments and MacKay personnel, including certain members of the proposed portfolio management team.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to other funds in the New York Life Investments Group of Funds by New York Life Investments, as deemed relevant and appropriate by the Trustees.  The Board also considered information regarding each Fund’s proposed distribution arrangements and information previously provided to the Board in connection with its review of the distribution arrangements for other funds in the New York Life Investments Group of Funds, as deemed relevant and appropriate by the Trustees.
In considering the approval of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services to be provided to each Fund by New York Life Investments and MacKay; (ii) the qualifications of the proposed portfolio managers of each Fund and the historical investment performance of other investment advisory clients managed by such portfolio managers with investment strategies similar to those proposed for each Fund; (iii) the anticipated costs of the services to be provided, and profits expected to be realized, by New York Life Investments and MacKay with respect to their relationships with each Fund; (iv) the extent to which any economies of scale may be realized if each Fund grows and the extent to which any economies of scale may be shared or benefit each Fund’s shareholders; and (v) the reasonableness of each Fund’s proposed management and subadvisory fees and estimated total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s anticipated fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s proposed management fee and estimated total ordinary operating expenses as compared to the peer funds identified by New York Life Investments.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in proposing to sponsor and manage each Fund.  With respect to the

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Subadvisory Agreement, the Board took into account New York Life Investments’ recommendation to approve the Subadvisory Agreement.
The Trustees noted that, throughout the year, the Trustees would be afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and MacKay.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and MacKay resulting from, among other things, the Board’s consideration of the management agreements and the subadvisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, would have chosen to invest in each Fund.
The factors that figured prominently in the Board’s decision to approve each of the Advisory Agreements during the Board’s March 4, 2024 meeting are summarized in more detail below. The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services to be Provided by New York Life Investments and MacKay
The Board examined the nature, extent and quality of the services that New York Life Investments proposed to provide to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of mutual funds and considered that each Fund would operate in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services proposed to be provided pursuant to this structure, including overseeing the services to be provided by MacKay, evaluating the performance of MacKay, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments proposed to provide management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments would devote significant resources and time to providing management and administrative and other non-advisory services to each Fund, including New York Life Investments’ oversight and due diligence reviews of MacKay and ongoing analysis of, and interactions with, MacKay with respect to, among other things, each Fund’s investment performance and risks as well as
MacKay’s investment capabilities and subadvisory services with respect to each Fund.
The Board also considered the range of services that New York Life Investments would provide to the Funds under the terms of the proposed Management Agreement, including: (i) fund accounting and ongoing supervisory services to be provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services to be provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services to be provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Funds’ compliance program; (iv) legal services to be provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis to be provided by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the New York Life Investments Group of Funds, and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments would provide certain other non-advisory services to the Funds and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that MacKay proposed to provide to each Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated MacKay’s experience and performance in serving as subadvisor to other funds in the New York Life Investments Group of Funds and advising other portfolios, including other investment advisory clients with investment strategies similar to those proposed for each Fund, and MacKay’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at MacKay. The Board considered New York Life Investments’ and MacKay’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and MacKay and acknowledged their commitment to further developing and strengthening compliance programs relating to the New York Life Investments Group of Funds.  The Board also considered MacKay’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit each Fund.  In this regard, the Board considered the qualifications and experience of each Fund’s proposed portfolio managers, including with respect to investment strategies similar to those proposed for each Fund, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.

In addition, the Board considered information provided by New York Life Investments and MacKay regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely benefit from the nature, extent and quality of these services.
Investment Performance
In connection with the Board’s consideration of each of the Advisory Agreements, the Board noted that the Funds had no investment performance track record because the Funds had not yet commenced investment operations, and the relevance of performance was considered by the Trustees in that context.  The Board discussed with New York Life Investments and MacKay each Fund’s proposed investment process and strategies.  Additionally, the Board considered the historical performance of other investment advisory clients with investment strategies similar to those proposed for each Fund.
Based on these considerations, among others, the Board concluded that its review of such investment performance and related information supported a determination to approve each of the Advisory Agreements.
Costs of the Services to be Provided, and Profits and Other Benefits to be Realized, by New York Life Investments and MacKay
The Board considered the anticipated costs of the services to be provided by New York Life Investments and MacKay under each of the Advisory Agreements. The Board also considered the expected profitability of New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because MacKay is an affiliate of New York Life Investments whose subadvisory fees would be paid directly by New York Life Investments, not the Funds, the Board considered the anticipated costs and profitability for New York Life Investments and MacKay in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the anticipated costs of the services to be provided by New York Life Investments and MacKay and the expected profits to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’, including MacKay’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the anticipated management of each Fund, and that New York Life Investments would be responsible for paying the subadvisory fee for each Fund.  The Board also considered the financial resources of New York Life Investments and MacKay and acknowledged that New York Life Investments and MacKay must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and MacKay to be able to provide high-quality services to each Fund.  The Board recognized that each Fund would benefit from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board had concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s expected profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund, including reputational and other indirect benefits.  The Board recognized, for example, the potential benefits to MacKay from legally permitted “soft-dollar” arrangements by which brokers would provide research and other services to MacKay in exchange for commissions paid by each Fund with respect to trades in each Fund’s portfolio securities.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that would serve as an investment option for the Funds, including the potential rationale for and costs associated with investments in this money market fund by the Funds, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services to be provided to the Funds.
The Board observed that, in addition to fees to be earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates would also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the anticipated profitability of the relationship with each Fund to New York Life Investments and its affiliates, which was furnished to the Board as part of the annual contract renewal process for other funds in the New York Life Investments Group of Funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits expected to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationships with each Fund were not excessive and other expected benefits that may
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accrue to New York Life Investments and its affiliates, including MacKay, are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee to be paid under each of the Advisory Agreements and each Fund’s estimated total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee to be paid by each Fund to New York Life Investments because the subadvisory fee to be paid to MacKay would be paid by New York Life Investments, not the Funds.  The Board also considered the reasonableness of the subadvisory fee to be paid by New York Life Investments and the amount of the management fee expected to be retained by New York Life Investments.
In assessing the reasonableness of each Fund’s proposed fees and estimated expenses, the Board primarily considered comparative data provided by New York Life Investments on the fees and expenses charged by other investment advisers to similar mutual funds. The Board reviewed the group of peer funds constructed by New York Life Investments for comparative purposes. In addition, the Board considered information provided by New York Life Investments and MacKay on fees charged to other funds in the New York Life Investments Group of Funds subadvised by MacKay that follow investment strategies similar to those proposed for each Fund.  The Board considered the contractual management fee schedule for each Fund as compared to that for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered that New York Life Investments was not proposing any contractual breakpoints and took into account the potential impact of voluntary waivers and expense limitation arrangements on each Fund’s net management fee and expenses. The Board also considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of each Fund’s proposed transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s proposed transfer agent, would charge each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the funds in the New York Life Investments Group of Funds.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the funds in the New York Life Investments Group of Funds.
The Board considered the extent to which transfer agent fees may contribute to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of NYLI Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of NYLI Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s proposed management fee and estimated total ordinary operating expenses were within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether each Fund’s proposed management fee and expense structure would permit any economies of scale to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining future economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of each Fund’s shareholders through each Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve each of the Advisory Agreements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.]

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(4) Response to Item 13(a)(4) for NYLI MacKay Arizona Muni Fund, NYLI MacKay Colorado Muni Fund, NYLI MacKay Oregon Muni Fund, and NYLI MacKay Utah Muni Fund.

(b) Certification of principal executive officer and principal financial officer as required by section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	December 20, 2024

By:	/s/ Jack Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	December 20, 2024